UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/2014

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Variable

Investment Fund,

Appreciation Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Important Tax Information
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Appreciation Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Appreciation Portfolio, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While U.S. equities’ 2014 gains fell short of their impressive 2013 performance, some broad measures of stock market performance posted their sixth consecutive year of positive results. Investor sentiment remained strong in an environment of sustained economic growth, rising corporate profits, muted inflation, and historically low interest rates. It also is noteworthy that stocks advanced despite persistent headwinds stemming from a sluggish global economy, which was characterized by economic weakness in Europe, Japan and China; intensifying geopolitical conflicts; and plummeting commodity prices.

Many economists appear to be optimistic about the prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, a number of risks to U.S. and global economic growth remain, and changing conditions in 2015 are likely to benefit some industry groups more than others. That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus Variable Investment Fund, Appreciation Portfolio’s Initial shares produced a total return of 8.09%, and its Service shares produced a total return of 7.83%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), produced a total return of 13.66% for the same period.2

The S&P 500 Index reached a series of new record highs over the reporting period as the U.S. economic recovery gained momentum.The fund produced lower returns than its benchmark, primarily due to overweighted exposure to energy stocks and stock selection shortfalls in the consumer staples sector.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the fund normally invests at least 80% of its assets in common stocks.The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence, and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries.The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

S&P 500 Index Reached New Record Highs

The S&P 500 Index recorded a series of new highs in 2014 despite several short-lived sell-offs.The benchmark generated a double-digit return for the third consecutive year and has more than tripled from its March 2009 low. U.S. equity markets outpaced other developed nations as domestic economic growth gained traction. In contrast, economic weakness and financial strains resurfaced abroad, and foreign central banks generally adopted new stimulative measures. The U.S. dollar strengthened against nearly every major currency while oil prices plunged. Concerns about global growth intensified over the second half of the year, sparking increased market volatility. In this environment, large-cap stocks significantly outperformed their small-cap counterparts. The utilities, health care, and information technology sectors fared especially well, while the energy sector was the only market segment to post a decline.

Energy Exposure Weighed on Fund Performance

Although the fund participated significantly in the market’s gains, an overweighted allocation to the lagging energy sector undermined results compared to the benchmark. Still, the impact of our allocation strategy was mitigated by strong stock selections within the sector, in which we avoided most of the more volatile oilfield service and equipment stocks. Instead, we focused on stocks with compelling valuations, established records of returning capital to shareholders, and disciplined cost controls. Our stock selection strategy in the consumer staples sector also hurt relative performance, more than offsetting the benefits of overweighted exposure to the relatively strong performing area.An emphasis on the financials and health care sectors further dampened relative results.

On a more positive note, factors supporting relative performance over the year included underweighted positions and favorable stock selections in the consumer discretionary and industrials sectors, both of which generally lagged market averages. Lack of exposure to the telecommunications services sector also proved constructive. In the information technology sector, strong stock selections effectively balanced shortfalls stemming from underweighted exposure, resulting in a market-neutral impact for the sector overall.

Individual fund holdings making the most positive contributions to returns included Apple, Altria Group, Johnson & Johnson, AbbVie, Walgreens Boots Alliance, Procter & Gamble, Intel, and Texas Instruments. Holdings that detracted from performance included International Business Machines, Exxon Mobil,

4

Chevron, Occidental Petroleum, Freeport-McMoRan, Whole Foods Market, and Philip Morris International.

Maintaining a Focus on Fundamentals

In our view, the backdrop for U.S. equities remains constructive even as the Federal Reserve Board contemplates steps to normalize interest rate policy. Domestic economic growth appears to be gaining momentum and is projected to provide support for higher corporate profits and additional, if more modest, equity gains in the year ahead. However, uneven and desynchronized global trends have created greater uncertainty and have fueled recently heightened volatility. We believe that market leadership is increasingly likely to be determined by underlying business fundamentals and the type of attributes that have long been central to the fund’s investment strategy. In our view, the high-quality industry leaders in which we primarily invest have the financial resources, management expertise, and operational discipline to sustain growth and build shareholder value in more challenging environments.

January 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund,
Appreciation Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components), the fund can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund,
Appreciation Portfolio Initial shares and Service shares and the Standard & Poor’s 500
Composite Stock Price Index

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Initial shares	8.09%	12.69%	7.41%
Service shares	7.83%	12.41%	7.14%
Standard & Poor’s 500
Composite Stock Price Index	13.66%	15.44%	7.67%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund,Appreciation Portfolio on 12/31/04 to a $10,000 investment made in the Standard & Poor’s 500 Composite
Stock Price Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Appreciation Portfolio from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.02	$5.29
Ending value (after expenses)	$1,017.30	$1,016.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.02	$5.30
Ending value (after expenses)	$1,021.22	$1,019.96

† Expenses are equal to the fund’s annualized expense ratio of .79% for Initial shares and 1.04% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2014

Common Stocks—99.7%	Shares		Value ($)
Banks—1.1%
Wells Fargo & Co.	120,000		6,578,400
Capital Goods—1.3%
United Technologies	67,000		7,705,000
Commercial & Professional Services—.1%
CDK Global	9,466		385,834
Consumer Durables & Apparel—1.8%
Christian Dior	56,100		9,585,106
Hermes International	3,179		1,133,552
			10,718,658
Consumer Services—1.7%
McDonald’s	109,200		10,232,040
Diversified Financials—8.1%
American Express	75,000		6,978,000
BlackRock	31,000		11,084,360
Franklin Resources	183,000		10,132,710
JPMorgan Chase & Co.	267,300		16,727,634
State Street	40,000		3,140,000
			48,062,704
Energy—14.7%
California Resources	61,040		336,330
Chevron	180,900		20,293,362
ConocoPhillips	163,100		11,263,686
EOG Resources	40,000		3,682,800
Exxon Mobil	308,364		28,508,252
Imperial Oil	100,000	[a]	4,303,000
Occidental Petroleum	152,600		12,301,086
Phillips 66	90,050		6,456,585
			87,145,101
Food & Staples Retailing—2.4%
Walgreens Boots Alliance	124,300		9,471,660
Whole Foods Market	90,200		4,547,884
			14,019,544

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—21.6%
Altria Group	373,100		18,382,637
Anheuser-Busch InBev, ADR	27,000		3,032,640
Coca-Cola	776,200		32,771,164
Diageo, ADR	25,000		2,852,250
Mondelez International, Cl. A	118,500		4,304,512
Nestle, ADR	234,400		17,099,480
PepsiCo	132,900		12,567,024
Philip Morris International	392,100		31,936,545
SABMiller	100,000		5,175,238
			128,121,490
Health Care Equipment & Services—1.4%
Abbott Laboratories	191,800		8,634,836
Household & Personal Products—4.8%
Estee Lauder, Cl. A	133,400		10,165,080
Procter & Gamble	203,500		18,536,815
			28,701,895
Insurance—1.3%
ACE	65,000		7,467,200
Materials—2.1%
Air Products & Chemicals	5,000		721,150
Praxair	92,000		11,919,520
			12,640,670
Media—6.5%
Comcast, Cl. A	140,000		8,121,400
McGraw-Hill Financial	69,600		6,193,008
News Corp., Cl. A	51,784	[b]	812,491
Time Warner Cable	11,300		1,718,278
Twenty-First Century Fox, Cl. A	283,136		10,873,838
Walt Disney	117,000		11,020,230
			38,739,245
Pharmaceuticals, Biotech & Life Sciences—11.2%
AbbVie	191,800		12,551,392
Gilead Sciences	53,000	[b]	4,995,780
Johnson & Johnson	161,400		16,877,598

10

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech & Life Sciences (continued)
Novartis, ADR	85,000		7,876,100
Novo Nordisk, ADR	281,500		11,913,080
Roche Holding, ADR	371,400		12,623,886
			66,837,836
Retailing—2.7%
Target	57,500		4,364,825
Wal-Mart Stores	134,100		11,516,508
			15,881,333
Semiconductors & Semiconductor Equipment—3.4%
Intel	174,500		6,332,605
Texas Instruments	218,300		11,671,409
Xilinx	45,000		1,948,050
			19,952,064
Software & Services—4.8%
Automatic Data Processing	100,400		8,370,348
International Business Machines	71,500		11,471,460
Oracle	200,000		8,994,000
			28,835,808
Technology Hardware & Equipment—6.6%
Apple	301,700		33,301,646
QUALCOMM	82,800		6,154,524
			39,456,170
Transportation—2.1%
Canadian Pacific Railway	50,000		9,634,500
Union Pacific	25,000		2,978,250
			12,612,750
Total Common Stocks
(cost $273,140,910)			592,728,578

Other Investment—.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,263,200)	1,263,200	[c]	1,263,200

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,154,880)	4,154,880 [c]	4,154,880
Total Investments (cost $278,558,990)	100.6%	598,146,658
Liabilities, Less Cash and Receivables	(.6%)	(3,549,563)
Net Assets	100.0%	594,597,095

ADR—American Depository Receipts

a Security, or portion thereof, on loan.At December 31, 2014, the value of the fund’s securities on loan was
$4,027,608 and the value of the collateral held by the fund was $4,154,880.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Food, Beverage & Tobacco	21.6	Food & Staples Retailing	2.4
Energy	14.7	Materials	2.1
Pharmaceuticals,		Transportation	2.1
Biotech & Life Sciences	11.2	Consumer Durables & Apparel	1.8
Diversified Financials	8.1	Consumer Services	1.7
Technology Hardware & Equipment	6.6	Health Care Equipment & Services	1.4
Media	6.5	Capital Goods	1.3
Household & Personal Products	4.8	Insurance	1.3
Software & Services	4.8	Banks	1.1
Semiconductors &		Money Market Investments	.9
Semiconductor Equipment	3.4	Commercial & Professional Services	.1
Retailing	2.7		100.6

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,027,608)—Note 1(b):
Unaffiliated issuers	273,140,910	592,728,578
Affiliated issuers	5,418,080	5,418,080
Cash		125,432
Dividends and securities lending income receivable		1,512,914
Prepaid expenses		3,054
		599,788,058
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		348,706
Due to Fayez Sarofim & Co.		110,565
Liability for securities on loan—Note 1(b)		4,154,880
Payable for shares of Beneficial Interest redeemed		508,391
Accrued expenses		68,421
		5,190,963
Net Assets ($)		594,597,095
Composition of Net Assets ($):
Paid-in capital		248,273,096
Accumulated undistributed investment income—net		132,806
Accumulated net realized gain (loss) on investments		26,603,525
Accumulated net unrealized appreciation
(depreciation) on investments		319,587,668
Net Assets ($)		594,597,095

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	329,802,222	264,794,873
Shares Outstanding	6,660,858	5,378,816
Net Asset Value Per Share ($)	49.51	49.23

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $445,854 foreign taxes withheld at source):
Unaffiliated issuers	15,738,065
Affiliated issuers	1,625
Income from securities lending—Note 1(b)	9,801
Total Income	15,749,491
Expenses:
Investment advisory fee—Note 3(a)	3,176,973
Sub-investment advisory fee—Note 3(a)	1,297,637
Distribution fees—Note 3(b)	643,393
Professional fees	93,660
Prospectus and shareholders’ reports	50,162
Custodian fees—Note 3(b)	45,580
Trustees’ fees and expenses—Note 3(c)	32,372
Loan commitment fees—Note 2	6,141
Shareholder servicing costs—Note 3(b)	2,031
Interest expense—Note 2	713
Miscellaneous	42,002
Total Expenses	5,390,664
Less—reduction in fees due to earnings credits—Note 3(b)	(7)
Net Expenses	5,390,657
Investment Income—Net	10,358,834
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	27,347,692
Net unrealized appreciation (depreciation) on investments	7,612,519
Net Realized and Unrealized Gain (Loss) on Investments	34,960,211
Net Increase in Net Assets Resulting from Operations	45,319,045

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
Operations ($):
Investment income—net	10,358,834	11,040,818
Net realized gain (loss) on investments	27,347,692	16,061,416
Net unrealized appreciation
(depreciation) on investments	7,612,519	86,090,036
Net Increase (Decrease) in Net Assets
Resulting from Operations	45,319,045	113,192,270
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(6,210,078)	(6,893,926)
Service Shares	(4,157,846)	(4,166,702)
Net realized gain on investments:
Initial Shares	(9,146,788)	(845,058)
Service Shares	(6,764,797)	(570,306)
Total Dividends	(26,279,509)	(12,475,992)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	16,457,471	21,784,228
Service Shares	35,946,895	49,511,523
Dividends reinvested:
Initial Shares	15,356,866	7,738,984
Service Shares	10,922,643	4,737,008
Cost of shares redeemed:
Initial Shares	(72,828,378)	(75,550,847)
Service Shares	(45,422,441)	(60,366,124)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(39,566,944)	(52,145,228)
Total Increase (Decrease) in Net Assets	(20,527,408)	48,571,050
Net Assets ($):
Beginning of Period	615,124,503	566,553,453
End of Period	594,597,095	615,124,503
Undistributed investment income—net	132,806	141,896

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2014	2013
Capital Share Transactions:
Initial Shares
Shares sold	342,337	495,214
Shares issued for dividends reinvested	325,702	175,615
Shares redeemed	(1,518,733)	(1,708,837)
Net Increase (Decrease) in Shares Outstanding	(850,694)	(1,038,008)
Service Shares
Shares sold	751,479	1,130,343
Shares issued for dividends reinvested	233,185	108,119
Shares redeemed	(951,348)	(1,372,296)
Net Increase (Decrease) in Shares Outstanding	33,316	(133,834)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	47.95	40.47	37.99	35.44	31.40
Investment Operations:
Investment income—net[a]	.89	.86	.82	.73	.64
Net realized and unrealized
gain (loss) on investments	2.86	7.59	3.14	2.42	4.09
Total from Investment Operations	3.75	8.45	3.96	3.15	4.73
Distributions:
Dividends from investment income—net	(.90)	(.87)	(1.48)	(.60)	(.69)
Dividends from net realized
gain on investments	(1.29)	(.10)	—	—	—
Total Distributions	(2.19)	(.97)	(1.48)	(.60)	(.69)
Net asset value, end of period	49.51	47.95	40.47	37.99	35.44
Total Return (%)	8.09	21.11	10.44	9.01	15.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80	.81	.81	.80	.81
Ratio of net expenses
to average net assets	.80	.81	.81	.80	.81
Ratio of net investment income
to average net assets	1.84	1.95	2.02	1.99	2.01
Portfolio Turnover Rate	3.65	7.71	3.05	4.24	11.90
Net Assets, end of period ($ x 1,000)	329,802	360,197	345,985	326,445	310,385

a Based on average shares outstanding.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	47.69	40.25	37.74	35.23	31.21
Investment Operations:
Investment income—net[a]	.76	.75	.72	.63	.58
Net realized and unrealized
gain (loss) on investments	2.85	7.55	3.10	2.42	4.05
Total from Investment Operations	3.61	8.30	3.82	3.05	4.63
Distributions:
Dividends from investment income—net	(.78)	(.76)	(1.31)	(.54)	(.61)
Dividends from net realized
gain on investments	(1.29)	(.10)	—	—	—
Total Distributions	(2.07)	(.86)	(1.31)	(.54)	(.61)
Net asset value, end of period	49.23	47.69	40.25	37.74	35.23
Total Return (%)	7.83	20.83	10.14	8.74	15.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	1.06	1.06	1.05	1.06
Ratio of net expenses
to average net assets	1.05	1.06	1.06	1.05	1.06
Ratio of net investment income
to average net assets	1.59	1.70	1.79	1.75	1.74
Portfolio Turnover Rate	3.65	7.71	3.05	4.24	11.90
Net Assets, end of period ($ x 1,000)	264,795	254,928	220,568	174,160	125,296

a Based on average shares outstanding.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Appreciation Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	507,499,746	—		—	507,499,746
Equity Securities—
Foreign
Common Stocks†	69,334,936	15,893,896	††	—	85,228,832
Mutual Funds	5,418,080	—		—	5,418,080

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At December 31, 2013, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended December 31, 2014,The Bank of New York Mellon earned $2,415 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	12/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	745,413	49,980,362	49,462,575	1,263,200.2
Dreyfus
Institutional
Cash Advantage
Fund	2,088,930	37,897,141	35,831,191	4,154,880.7
Total	2,834,343	87,877,503	85,293,766	5,418,080.9

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on tax basis were as follows: undistributed ordinary income $262,224, undistributed capital gains $26,530,955 and unrealized appreciation $319,530,820.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2014 and December 31, 2013 were as follows: ordinary income $10,543,184 and $11,060,628, and long-term capital gains $15,736,325 and $1,415,364, respectively.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2014 was approximately $65,500 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2014, Service shares were charged $643,393 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2014, the fund was charged $1,898 for transfer agency services and $126 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $7.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2014, the fund was charged $45,580 pursuant to the custody agreement.

During the period ended December 31, 2014, the fund was charged $7,771 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $270,693, Distribution Plan fees $56,500, custodian fees $19,356, Chief Compliance Officer fees $1,851 and transfer agency fees $306.

26

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2014, amounted to $21,732,630 and $76,740,743, respectively.

At December 31, 2014, the cost of investments for federal income tax purposes was $278,615,838; accordingly, accumulated net unrealized appreciation on investments was $319,530,820, consisting of $320,168,699 gross unrealized appreciation and $637,879 gross unrealized depreciation.

The Fund 27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Appreciation Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Appreciation Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Appreciation Portfolio at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 11, 2015

28

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2014 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns. Also, the fund hereby reports $.0142 per share as a short-term capital gain distribution and $1.2750 per share as a long-term capital gain distribution paid on March 31, 2014.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 52
———————
David P. Feldman (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 38
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

30

Lynn Martin (75)
Board Member (2012)

Principal Occupation During Past 5Years:
• President, of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T, Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group, Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 38

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organi-
zations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114

———————
Dr. Martin Peretz (75)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 38

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 31

OFFICERS OF THE FUND (Unaudited)

32

The Fund 33

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable

Investment Fund,

Growth and Income

Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
21	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Important Tax Information
32	Board Members Information
34	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Growth and Income Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Growth and Income Portfolio, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While U.S. equities’ 2014 gains fell short of their impressive 2013 performance, some broad measures of stock market performance posted their sixth consecutive year of positive results. Investor sentiment remained strong in an environment of sustained economic growth, rising corporate profits, muted inflation, and historically low interest rates. It also is noteworthy that stocks advanced despite persistent headwinds stemming from a sluggish global economy, which was characterized by economic weakness in Europe, Japan and China; intensifying geopolitical conflicts; and plummeting commodity prices.

Many economists appear to be optimistic about the prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, a number of risks to U.S. and global economic growth remain, and changing conditions in 2015 are likely to benefit some industry groups more than others. That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial shares achieved a total return of 10.07%, and its Service shares returned 9.83%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 13.66% for the same period.2

U.S. equities climbed during 2014 in response to a recovering economy and strong corporate earnings.The fund participated in the market’s gains to a significant degree, but shortfalls in the information technology, industrials, consumer discretionary, and consumer staples sectors caused it to lag the benchmark.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income, and growth of income consistent with reasonable investment risk.To pursue these goals, the fund normally invests primarily in stocks of domestic and foreign issuers.We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income.We choose stocks through a disciplined investment process that combines computer modeling techniques, “bottom-up” fundamental analysis, and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index.

Higher Yielding Stocks Led Markets Higher

After bouts of weakness during the opening weeks of 2014, U.S. stocks rebounded strongly, climbing from February through June amid expectations that short-term interest rates would remain low even though the domestic economy rebounded at a robust 4.6% annualized rate during the second quarter. The market encountered renewed volatility in July and September due to renewed concerns that a weak global economy might derail the U.S. expansion. However, strong corporate earnings and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

solid domestic economic data—including an estimated 5.0% annualized GDP growth rate for the third quarter—drove the S&P 500 Index to a series of new record highs by year-end.

The market’s advance benefited some economic sectors more than others. Concerns about slowing growth in Europe, China, and Japan—along with historically low interest rates and bond yields—caused investors to favor higher yielding stocks in traditionally defensive, dividend-paying market sectors. In contrast, more economically sensitive stocks in areas such as the consumer discretionary sector produced relatively weak gains.

Security Selections Drove Fund Performance

A handful of individual holdings in the information technology sector comprised the fund’s most significant disappointments in 2014. Semiconductor maker Xilinx was hurt by exposure to the slowing Chinese market and by excess inventory. Professional networking provider LinkedIn reported weaker-than-expected user metrics. Social network Twitter proved slow to monetize its user base. Our lack of exposure to semiconductor giant Intel further hurt relative returns.

Among industrial stocks, notably weak performers included construction and engineering firm Fluor, which suffered from exposure to falling oil prices; defense and aerospace parts maker Precision Castparts, which missed earnings targets; and construction materials manufacturer Owens Corning, which saw a sluggish housing market. In the consumer discretionary sector, entertainment services provider Netflix reported slow international subscriber growth, media giant Viacom was hurt by declining TV viewership, and casino operator Las Vegas Sands experienced declining revenues from its Macao casino. In the consumer staples sector, decelerating sales growth undermined food retailer Whole Foods Market, while negative foreign currency exposure dampened results from tobacco maker Altria Group.

On the other hand, several holdings bolstered the fund’s relative performance. Top performers in the health care sector included biotechnology developers Alexion Pharmaceuticals and Vertex Pharmaceuticals, which reported strong revenues from key drugs. Among medical product and service providers, insurer UnitedHealth Group, drug wholesaler McKesson, and device maker Illumina announced better-than-expected earnings growth. Relative returns also benefited from underweighted

4

exposure to the telecommunications services sector, where a number of companies encountered greater competitive pressures and regulatory uncertainties at a time of stretched valuations. Notably strong performers in other sectors included apparel maker Under Armour and pharmacy chain CVS Health.

Focusing on Investments Leveraged to the U.S. Economy

In light of the U.S. economy’s strength and corresponding weakness across overseas economies, we have continued to identify attractive opportunities among companies positioned to benefit from the domestic economic recovery. As of year-end, we have found a relatively large number of such opportunities among information technology firms poised to capture pent-up corporate capital expenditures, financial institutions leveraged to rising interest rates, health care companies with fast growing products and attractive valuations, industrial businesses with U.S. customer bases, and consumer discretionary firms positioned to gain a greater share of consumer spending.The fund held underweighted exposure to utilities and telecommunication services companies, where valuations appear unsustainable. We also have maintained relatively light positions in consumer staples, energy, and materials stocks due to weak commodity prices and global economic uncertainty.

January 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund,
Growth and Income Portfolio Initial shares and Service shares and the Standard & Poor’s 500
Composite Stock Price Index

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Initial shares	10.07%	15.43%	7.28%
Service shares	9.83%	15.15%	7.04%
Standard & Poor’s 500
Composite Stock Price Index	13.66%	15.44%	7.67%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund, Growth and Income Portfolio on 12/31/04 to a $10,000 investment made in the Standard & Poor’s 500
Composite Stock Price Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual
Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares (after any expense reimbursements).The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Growth and Income Portfolio from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.44	$5.73
Ending value (after expenses)	$1,048.10	$1,046.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.38	$5.65
Ending value (after expenses)	$1,020.87	$1,019.61

Expenses are equal to the fund’s annualized expense ratio of .86% for Initial shares and 1.11% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2014

Common Stocks—98.8%	Shares		Value ($)
Automobiles & Components—.7%
Delphi Automotive	5,031		365,854
General Motors	8,381		292,581
			658,435
Banks—7.1%
Bank of America	71,290		1,275,378
Citigroup	21,777		1,178,354
JPMorgan Chase & Co.	29,791		1,864,321
PNC Financial Services Group	6,180		563,801
Regions Financial	36,380		384,173
U.S. Bancorp	5,380		241,831
Wells Fargo & Co.	19,219		1,053,586
			6,561,444
Capital Goods—7.6%
Cummins	6,354		916,056
Danaher	6,635		568,686
Fluor	7,355		445,934
Honeywell International	18,673		1,865,806
Northrop Grumman	1,662		244,962
Owens Corning	11,490		411,457
PACCAR	3,820		259,798
Precision Castparts	2,749		662,179
Raytheon	8,852		957,521
United Technologies	6,048		695,520
			7,027,919
Commercial & Professional Services—.6%
Tyco International	12,065		529,171
Consumer Durables & Apparel—2.2%
Michael Kors Holdings	7,090	[a]	532,459
NIKE, Cl. B	7,281		700,068
PVH	4,513		578,431
Under Armour, Cl. A	3,633	[a]	246,681
			2,057,639
Consumer Services—.8%
Carnival	16,394		743,140

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—7.8%
Ameriprise Financial	8,251		1,091,195
Berkshire Hathaway, Cl. B	10,170	[a]	1,527,026
BlackRock	1,547		553,145
Discover Financial Services	5,760		377,222
Goldman Sachs Group	5,010		971,088
Intercontinental Exchange	2,708		593,837
Invesco	8,509		336,276
Morgan Stanley	19,951		774,099
TD Ameritrade Holding	10,100		361,378
Voya Financial	15,000		635,700
			7,220,966
Energy—7.8%
Anadarko Petroleum	8,360		689,700
EOG Resources	7,123		655,815
Kinder Morgan	10,988		464,902
Marathon Oil	14,570		412,185
Occidental Petroleum	28,615		2,306,655
Phillips 66	11,149		799,383
Schlumberger	22,118		1,889,098
			7,217,738
Food & Staples Retailing—2.3%
Costco Wholesale	4,095		580,466
CVS Health	16,371		1,576,691
			2,157,157
Food, Beverage & Tobacco—5.6%
Archer-Daniels-Midland	7,779		404,508
Coca-Cola Enterprises	26,267		1,161,527
ConAgra Foods	7,773		282,004
Molson Coors Brewing, Cl. B	6,624		493,620
Mondelez International, Cl. A	14,369		521,954
PepsiCo	21,234		2,007,887
Philip Morris International	3,858		314,234
			5,185,734
Health Care Equipment & Services—5.6%
Cardinal Health	13,926		1,124,246
McKesson	5,399		1,120,724

10

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Medtronic	4,884		352,625
Omnicare	10,067		734,186
UnitedHealth Group	18,423		1,862,381
			5,194,162
Household & Personal Products—1.5%
Colgate-Palmolive	10,578		731,892
Estee Lauder, Cl. A	8,428		642,214
			1,374,106
Insurance—2.8%
Allstate	7,650		537,413
American International Group	7,710		431,837
Hartford Financial Services Group	9,100		379,379
Marsh & McLennan	10,561		604,512
MetLife	12,737		688,944
			2,642,085
Materials—3.6%
Dow Chemical	15,838		722,371
International Paper	5,554		297,583
Martin Marietta Materials	11,653		1,285,559
Praxair	3,850		498,806
Vulcan Materials	7,850		515,981
			3,320,300
Media—5.2%
AMC Networks, Cl. A	5,185	[a]	330,647
Comcast, Cl. A	16,114		934,773
Interpublic Group of Companies	21,984		456,608
Omnicom Group	9,360		725,119
Regal Entertainment Group, Cl. A	11,200	[b]	239,232
Time Warner	4,846		413,945
Twenty-First Century Fox, Cl. A	16,720		642,132
Viacom, Cl. B	9,108		685,377
Walt Disney	3,893		366,682
			4,794,515
Pharmaceuticals, Biotech & Life Sciences—9.9%
AbbVie	9,356		612,257
Actavis	2,907	[a]	748,291

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech & Life Sciences (continued)
Alexion Pharmaceuticals	3,204	[a]	592,836
Amgen	2,975		473,888
Biogen Idec	1,931	[a]	655,478
Bristol-Myers Squibb	7,321		432,159
Celgene	7,402	[a]	827,988
Eli Lilly & Co.	4,236		292,242
Gilead Sciences	10,236	[a]	964,845
Illumina	2,559	[a]	472,340
Merck & Co.	7,688		436,602
Perrigo Company	3,158		527,891
Pfizer	34,094		1,062,028
Regeneron Pharmaceuticals	1,045	[a]	428,711
Vertex Pharmaceuticals	5,215	[a]	619,542
			9,147,098
Retailing—3.5%
Dollar General	5,697	[a]	402,778
Home Depot	10,188		1,069,434
Kohl’s	5,620		343,045
Macy’s	3,160		207,770
Priceline Group	676	[a]	770,782
Ulta Salon, Cosmetics & Fragrance	3,555	[a]	454,471
			3,248,280
Semiconductors & Semiconductor Equipment—2.2%
Applied Materials	33,804		842,396
Microchip Technology	12,234	[b]	551,876
Texas Instruments	12,769		682,695
			2,076,967
Software & Services—11.4%
Accenture, Cl. A	9,958		889,349
Adobe Systems	6,543	[a]	475,676
Akamai Technologies	6,040	[a]	380,278
Cognizant Technology Solutions, Cl. A	8,825	[a]	464,725
Facebook, Cl. A	16,137	[a]	1,259,009
Fortinet	11,906	[a]	365,038

12

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Google, Cl. A	1,576	[a]	836,320
Google, Cl. C	1,576	[a]	829,606
Intuit	8,001		737,612
LinkedIn, Cl. A	2,044	[a]	469,527
Microsoft	27,487		1,276,771
Oracle	15,121		679,991
salesforce.com	10,952	[a]	649,563
Visa, Cl. A	4,718		1,237,060
			10,550,525
Technology Hardware & Equipment—8.5%
Apple	36,792		4,061,101
Cisco Systems	58,343		1,622,811
EMC	44,868		1,334,374
Hewlett-Packard	8,060		323,448
SanDisk	5,867		574,849
			7,916,583
Telecommunication Services—.7%
Windstream Holdings	77,340	[b]	637,282
Transportation—.7%
Delta Air Lines	2,840		139,700
FedEx	2,913		505,872
			645,572
Utilities—.7%
Exelon	6,518		241,687
NRG Yield, Cl. A	8,014		377,780
			619,467
Total Common Stocks
(cost $69,891,058)			91,526,285

Other Investment—1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,189,496)	1,189,496	[c]	1,189,496

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $871,655)	871,655 [c]	871,655
Total Investments (cost $71,952,209)	101.0%	93,587,436
Liabilities, Less Cash and Receivables	(1.0%)	(891,279)
Net Assets	100.0%	92,696,157

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2014, the value of the fund’s securities on loan was
$1,277,452 and the value of the collateral held by the fund was $1,313,706, consisting of cash collateral of
$871,655 and U.S. Government & Agency securities valued at $442,051.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	11.4	Food & Staples Retailing	2.3
Pharmaceuticals,		Consumer Durables & Apparel	2.2
Biotech & Life Sciences	9.9	Money Market Investments	2.2
Technology Hardware & Equipment	8.5	Semiconductors &
Diversified Financials	7.8	Semiconductor Equipment	2.2
Energy	7.8	Household & Personal Products	1.5
Capital Goods	7.6	Consumer Services	.8
Banks	7.1	Automobiles & Components	.7
Food, Beverage & Tobacco	5.6	Telecommunication Services	.7
Health Care Equipment & Services	5.6	Transportation	.7
Media	5.2	Utilities	.7
Materials	3.6	Commercial & Professional Services	.6
Retailing	3.5
Insurance	2.8		101.0

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,277,452)—Note 1(b):
Unaffiliated issuers	69,891,058	91,526,285
Affiliated issuers	2,061,151	2,061,151
Cash		10,920
Dividends and securities lending income receivable		125,489
Prepaid expenses		1,834
		93,725,679
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		69,771
Liability for securities on loan—Note 1(b)		871,655
Payable for shares of Beneficial Interest redeemed		40,982
Accrued expenses		47,114
		1,029,522
Net Assets ($)		92,696,157
Composition of Net Assets ($):
Paid-in capital		62,963,156
Accumulated undistributed investment income—net		38,670
Accumulated net realized gain (loss) on investments		8,059,104
Accumulated net unrealized appreciation
(depreciation) on investments		21,635,227
Net Assets ($)		92,696,157

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	85,533,719	7,162,438
Shares Outstanding	2,617,334	218,985
Net Asset Value Per Share ($)	32.68	32.71

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,496,017
Affiliated issuers	523
Income from securities lending—Note 1(b)	15,576
Total Income	1,512,116
Expenses:
Investment advisory fee—Note 3(a)	688,031
Professional fees	55,251
Distribution fees—Note 3(b)	18,320
Custodian fees—Note 3(b)	18,256
Prospectus and shareholders’ reports	13,002
Trustees’ fees and expenses—Note 3(c)	6,397
Loan commitment fees—Note 2	1,052
Shareholder servicing costs—Note 3(b)	680
Miscellaneous	15,051
Total Expenses	816,040
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	816,037
Investment Income—Net	696,079
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,409,709
Net unrealized appreciation (depreciation) on investments	(1,303,965)
Net Realized and Unrealized Gain (Loss) on Investments	8,105,744
Net Increase in Net Assets Resulting from Operations	8,801,823

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
Operations ($):
Investment income—net	696,079	734,759
Net realized gain (loss) on investments	9,409,709	11,161,376
Net unrealized appreciation
(depreciation) on investments	(1,303,965)	14,038,506
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,801,823	25,934,641
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(658,649)	(677,452)
Service Shares	(38,245)	(51,365)
Total Dividends	(696,894)	(728,817)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,712,344	5,562,097
Service Shares	507,846	321,493
Dividends reinvested:
Initial Shares	658,649	677,452
Service Shares	38,245	51,365
Cost of shares redeemed:
Initial Shares	(12,784,397)	(12,104,118)
Service Shares	(2,071,360)	(2,067,152)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,938,673)	(7,558,863)
Total Increase (Decrease) in Net Assets	166,256	17,646,961
Net Assets ($):
Beginning of Period	92,529,901	74,882,940
End of Period	92,696,157	92,529,901
Undistributed investment income—net	38,670	39,485

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2014	2013
Capital Share Transactions:
Initial Shares
Shares sold	188,310	212,667
Shares issued for dividends reinvested	20,879	25,654
Shares redeemed	(415,673)	(474,612)
Net Increase (Decrease) in Shares Outstanding	(206,484)	(236,291)
Service Shares
Shares sold	16,350	13,064
Shares issued for dividends reinvested	1,211	1,957
Shares redeemed	(67,438)	(79,275)
Net Increase (Decrease) in Shares Outstanding	(49,877)	(64,254)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	29.92	22.07	18.96	19.76	16.86
Investment Operations:
Investment income—net[a]	.24	.23	.30	.25	.20
Net realized and unrealized
gain (loss) on investments	2.77	7.86	3.12	(.80)	2.91
Total from Investment Operations	3.01	8.09	3.42	(.55)	3.11
Distributions:
Dividends from investment income—net	(.25)	(.24)	(.31)	(.25)	(.21)
Net asset value, end of period	32.68	29.92	22.07	18.96	19.76
Total Return (%)	10.07	36.78	18.08	(2.79)	18.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87	.89	.91	.89	.88
Ratio of net expenses
to average net assets	.87	.89	.91	.89	.88
Ratio of net investment income
to average net assets	.78	.91	1.42	1.24	1.16
Portfolio Turnover Rate	51.99	50.46	48.39	83.28	82.26
Net Assets, end of period ($ x 1,000)	85,534	84,479	67,525	65,629	77,151

a Based on average shares outstanding.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	29.94	22.09	18.98	19.77	16.87
Investment Operations:
Investment income—net[a]	.16	.17	.25	.20	.16
Net realized and unrealized
gain (loss) on investments	2.78	7.85	3.12	(.79)	2.91
Total from Investment Operations	2.94	8.02	3.37	(.59)	3.07
Distributions:
Dividends from investment income—net	(.17)	(.17)	(.26)	(.20)	(.17)
Net asset value, end of period	32.71	29.94	22.09	18.98	19.77
Total Return (%)	9.83	36.43	17.77	(2.99)	18.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12	1.14	1.16	1.14	1.13
Ratio of net expenses
to average net assets	1.12	1.14	1.16	1.14	1.13
Ratio of net investment income
to average net assets	.52	.65	1.17	.99	.91
Portfolio Turnover Rate	51.99	50.46	48.39	83.28	82.26
Net Assets, end of period ($ x 1,000)	7,162	8,051	7,358	7,222	9,028

a Based on average shares outstanding.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Growth and Income Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund is a non-diversified series. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

22

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

dures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund’s investments.

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	90,993,826	—	—	90,993,826
Equity Securities—
Foreign
Common Stocks†	532,459	—	—	532,459
Mutual Funds	2,061,151	—	—	2,061,151

† See Statement of Investments for additional detailed categorizations.

At December 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

24

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended December 31, 2014,The Bank of New York Mellon earned $4,158 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	12/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	239,170	17,481,708	16,531,382	1,189,496	1.3
Dreyfus
Institutional
Cash
Advantage
Fund	1,196,251	13,567,571	13,892,167	871,655.9
Total	1,435,421	31,049,279	30,423,549	2,061,151	2.2

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $125,494, undistributed capital gains $8,138,288 and unrealized appreciation $21,469,219.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2014 and December 31, 2013 were as follows: ordinary income $696,894 and $728,817, respectively.

26

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2014, Service shares were charged $18,320 pursuant to the Distribution Plan.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2014, the fund was charged $580 for transfer agency services and $44 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2014, the fund was charged $18,256 pursuant to the custody agreement.

During the period ended December 31, 2014, the fund was charged $7,771 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $59,085, Distribution Plan fees $1,542, custodian fees $7,177, Chief Compliance Officer fees $1,851 and transfer agency fees $116.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2014, amounted to $47,479,954 and $55,534,854, respectively.

At December 31, 2014, the cost of investments for federal income tax purposes was $72,118,217 accordingly, accumulated net unrealized appreciation on investments was $21,469,219, consisting of $22,682,420 gross unrealized appreciation and $1,213,201 gross unrealized depreciation.

The Fund 29

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Growth and Income Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Growth and Income Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Growth and Income Portfolio at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 11, 2015

30

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the portfolio hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2014 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns.

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 52
———————
David P. Feldman (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 38
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

32

Lynn Martin (75)
Board Member (2012)

Principal Occupation During Past 5Years:
• President, of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T, Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group, Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 38

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114

———————
Dr. Martin Peretz (75)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 38

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 33

OFFICERS OF THE FUND (Unaudited)

34

The Fund 35

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable

Investment Fund,

International

Equity Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Important Tax Information
35	Board Members Information
37	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Equity Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, International Equity Portfolio, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stocks produced moderate gains in 2014, but international stocks generally lost value over the year as Japan struggled with the dampening effects of higher consumption taxes, Europe contended with weak economic growth and mounting deflationary pressures, and China suffered a persistent economic slowdown. Global investors responded to these developments by shifting their focus to markets with better economic fundamentals, especially the United States.

Many economists appear to be cautiously optimistic about the prospects for international equity markets in 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, a number of risks to U.S. and global economic growth remain, and changing conditions in 2015 are likely to benefit some countries and industry groups more than others. That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by Paul Markham and Jeff Munroe, Primary Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus Variable Investment Fund, International Equity Portfolio’s Initial shares produced a total return of –2.65%, and its Service shares returned –2.90%.1 This compares with a –4.90% return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

International equity markets lost a degree of value during 2014 due to renewed global economic concerns. Favorable country allocations, sector allocations, and individual security selections enabled the fund to outperform its benchmark.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas takes place within the framework of Newton’s global investment themes.These themes are based on observable economic, industrial, or social trends that we believe will affect markets, industries, or companies globally, and so help to identify areas of investment opportunity and risk. Such themes currently include debt burden, which asserts that certain economies and institutions need to reduce their budget deficits and debt obligations, which jeopardizes their economic prospects (and provides the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, our net effects theme identifies the investment opportunities and challenges inherent in an interconnected world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product, inflation, and interest rates; investment themes; the relative values of equities, bonds, and cash; company fundamentals; and long-term trends in currency movements.Within markets and sectors determined to be relatively attractive, we seek what we believe are attractively priced companies that possess a sustainable competitive

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock reaches what we determine to be a full valuation.

Markets Faltered amid Headwinds

International equity markets lost value during 2014 when heightened volatility during the fourth quarter of the year wiped out earlier gains. While investors generally responded positively over the first half of the year to aggressively stimulative monetary policies from major central banks, sentiment was later dampened by persistent economic weakness in major markets outside of the United States and the United Kingdom. Most notably, European stocks came under pressure due to disappointing GDP growth rates and deflation fears. Japan struggled with higher consumption taxes and the fading benefits of aggressively stimulative monetary and fiscal policies. Hong Kong and Australian stocks were hampered by slowing economic growth in China. Geopolitical unrest in Russia and Ukraine, combined with collapsing oil prices and a plummeting Russian ruble, also weighed on investor sentiment.

Finally, overseas investment results for U.S. residents were undermined by a strengthening U.S. dollar against the euro, the yen, and other currencies.

Defensive Investment Posture Supported Relative Results

Against this backdrop, the fund outperformed its benchmark. Reduced exposure to the emerging markets in the first quarter, concurrent with an increase in holdings exposed to the U.S. dollar, proved particularly helpful. Other positive factors included underweighted exposure to Australia, which was hurt by falling commodity prices, and the Eurozone, where low sovereign bond yields and a weak currency weighed on markets. Overweighted exposure to and strong stock selections in Japan also helped bolster relative results, as did the use of currency forward contracts to hedge exposure to the depreciating Japanese yen.

Eight out of 10 market sectors represented in the MSCI EAFE Index contributed positively to the fund’s relative performance. In the consumer discretionary sector, Dutch media companies Reed Elsevier and Wolters Kluwer benefited from the move to electronic and subscription-based provision of professional literature, and Japanese discount retailer Don Quijote Holdings continued to take domestic market share. Among technology companies, semiconductor maker Tokyo Electron advanced when it merged with Applied Materials. German real estate company LEG

4

Immobilien gained value when loose monetary policy and relatively high inflation led to higher possible rental increases. Underweighted exposure to the energy and materials sectors buoyed relative performance when oil prices fell sharply.

On the other hand, favorable results from an underweighted position in the financials sector were offset by disappointing stock selections, including Germany’s Commerzbank, Japan’s Nomura Holdings, and Switzerland’s Crédit Suisse Group. In the telecommunications services sector,Vodafone lagged market averages despite a high dividend yield and sale of its stake in Verizon Wireless.

Maintaining Investment Discipline

Economic uncertainty, geopolitical concerns, and possible intervention from monetary policymakers may continue to spark heightened market volatility.Therefore, we intend to maintain our focus on companies meeting our theme-based criteria. We have identified an ample number of opportunities in the consumer discretionary, health care, telecommunications services, consumer staples, and information technology sectors, but fewer in the industrials, materials, energy, financials, and utilities sectors.

January 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, International Equity Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Years Ended 12/31

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund,
International Equity Portfolio Initial shares and Service shares and the Morgan Stanley Capital
International Europe, Australasia, Far East Index

Average Annual Total Returns as of 12/31/14
	1 Year	5 Years	10 Years
Initial shares	–2.65%	5.79%	4.74%
Service shares	–2.90%	5.52%	4.48%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	–4.90%	5.33%	4.43%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund, International Equity Portfolio on 12/31/04 to a $10,000 investment made in the Morgan Stanley Capital
International Europe, Australasia, Far East Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.27	$6.48
Ending value (after expenses)	$934.80	$933.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.50	$6.77
Ending value (after expenses)	$1,019.76	$1,018.50

† Expenses are equal to the fund’s annualized expense ratio of 1.08% for Initial shares and 1.33% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2014

Common Stocks—98.3%	Shares		Value ($)
Australia—.9%
Dexus Property Group	62,335		352,488
Belgium—1.2%
Anheuser-Busch InBev	4,032		453,737
Brazil—.3%
International Meal Company Holdings	28,947		130,645
China—.4%
Sun Art Retail Group	146,500		145,276
Finland—1.5%
Nokia	77,383		609,047
France—5.1%
Air Liquide	5,588		689,497
Sanofi	8,791		801,178
Vivendi	21,376	[a]	533,229
			2,023,904
Germany—11.9%
Bayer	4,839		661,538
Brenntag	11,834		665,893
Commerzbank	43,599	[a]	579,202
Continental	1,749		371,405
Gerry Weber International	9,722		401,769
Infineon Technologies	51,126		548,126
LEG Immobilien	11,894	[a]	892,305
Rocket Internet	72	[b]	4,449
SAP	8,424		595,625
			4,720,312
Hong Kong—5.1%
AIA Group	123,400		679,497
Belle International Holdings	269,000		301,143
Jardine Matheson Holdings	8,400		511,150
Man Wah Holdings	314,000		517,115
			2,008,905
Ireland—1.4%
CRH	23,695		562,804
Israel—.9%
Bank Hapoalim	76,592		361,225

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Italy—1.9%
Pirelli & C	54,771	735,571
Japan—27.6%
Don Quijote Holdings	14,300	976,747
FANUC	2,900	478,612
Japan Airlines	17,436	509,316
Japan Tobacco	27,400	752,352
Lawson	8,000	483,747
LIXIL Group	38,900	822,659
M3	17,400	289,347
Mitsubishi UFJ Financial Group	112,900	618,821
NGK Spark Plug	15,000	452,959
Nomura Holdings	109,600	623,688
Sawai Pharmaceutical	6,000	345,664
Skylark	33,900	341,012
SoftBank	13,400	797,464
Stanley Electric	16,500	356,648
Sugi Holdings	16,900	689,636
Suntory Beverage & Food	9,600	331,467
Tokyo Electron	8,200	622,273
TOPCON	18,000	383,752
Toyota Motor	17,700	1,103,782
		10,979,946
Mexico—.6%
Grupo Financiero Santander Mexico, Cl. B, ADR	24,544	254,276
Netherlands—3.3%
Reed Elsevier	19,123	457,017
Wolters Kluwer	28,220	861,718
		1,318,735
Norway—1.0%
DNB	27,843	410,527
Philippines—1.6%
Energy Development	1,993,400	363,318

10

Common Stocks (continued)	Shares		Value ($)
Philippines (continued)
LT Group	927,200		251,370
			614,688
Portugal—.6%
Galp Energia	24,222		245,053
Russia—.6%
TBC Bank, GDR	20,029		252,365
Sweden—1.4%
TeliaSonera	88,373		568,322
Switzerland—12.6%
Actelion	2,986	[a]	343,531
Credit Suisse Group	27,372	[a]	686,184
Nestle	14,967		1,097,104
Novartis	10,587		973,660
Roche Holding	3,686		999,055
Zurich Insurance Group	2,932	[a]	918,135
			5,017,669
United Kingdom—18.4%
Associated British Foods	10,342		502,474
Barclays	202,352		760,744
British American Tobacco	11,461		622,721
Centrica	150,053		645,823
GlaxoSmithKline	30,885		660,787
Imagination Technologies Group	45,104	[a]	159,012
Just Eat	54,312		258,524
Merlin Entertainments	66,161	[b]	408,453
Prudential	52,788		1,214,768
Royal Dutch Shell, Cl. B	19,352		664,818
Vodafone Group	283,767		972,318
Wolseley	7,702		438,463
			7,308,905
Total Common Stocks
(cost $36,383,657)			39,074,400

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus
Money Market Fund
(cost $332,000)	332,000 [c]	332,000
Total Investments (cost $36,715,657)	99.1%	39,406,400
Cash and Receivables (Net)	.9%	346,383
Net Assets	100.0%	39,752,783

ADR—American Depository Receipts
GDR—Global Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2014, these securities were valued at $412,902 or 1.0% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	21.6	Telecommunications	5.9
Consumer Goods	20.8	Basic Materials	5.1
Consumer Services	15.3	Utilities	2.5
Health Care	11.3	Oil & Gas	2.3
Industrial	7.1	Money Market Investment	.8
Technology	6.4		99.1

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	36,383,657	39,074,400
Affiliated issuers	332,000	332,000
Cash		55,824
Cash denominated in foreign currencies	18,851	18,761
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		294,202
Dividends receivable		117,936
Receivable for investment securities sold		8,767
Prepaid expenses		33
		39,901,923
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		49,731
Payable for shares of Beneficial Interest redeemed		23,195
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		16,297
Accrued expenses		59,917
		149,140
Net Assets ($)		39,752,783
Composition of Net Assets ($):
Paid-in capital		45,606,586
Accumulated undistributed investment income—net		1,039,388
Accumulated net realized gain (loss) on investments		(9,854,766)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		2,961,575
Net Assets ($)		39,752,783

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	29,730,669	10,022,114
Shares Outstanding	1,620,312	547,231
Net Asset Value Per Share ($)	18.35	18.31
See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $106,627 foreign taxes withheld at source):
Unaffiliated issuers	1,491,465
Affiliated issuers	482
Interest	272
Total Income	1,492,219
Expenses:
Investment advisory fee—Note 3(a)	316,676
Professional fees	74,264
Custodian fees—Note 3(b)	33,142
Distribution fees—Note 3(b)	27,178
Prospectus and shareholders’ reports	15,691
Trustees’ fees and expenses—Note 3(c)	2,819
Loan commitment fees—Note 2	420
Shareholder servicing costs—Note 3(b)	318
Miscellaneous	14,694
Total Expenses	485,202
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	485,201
Investment Income—Net	1,007,018
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,785,464
Net realized gain (loss) on forward foreign currency exchange contracts	171,996
Net Realized Gain (Loss)	2,957,460
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(5,198,073)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	127,516
Net Unrealized Appreciation (Depreciation)	(5,070,557)
Net Realized and Unrealized Gain (Loss) on Investments	(2,113,097)
Net (Decrease) in Net Assets Resulting from Operations	(1,106,079)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
Operations ($):
Investment income—net	1,007,018	583,940
Net realized gain (loss) on investments	2,957,460	3,216,487
Net unrealized appreciation
(depreciation) on investments	(5,070,557)	2,806,167
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,106,079)	6,606,594
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(706,951)	(835,411)
Service Shares	(224,609)	(275,794)
Total Dividends	(931,560)	(1,111,205)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,642,372	3,746,527
Service Shares	871,107	1,890,373
Dividends reinvested:
Initial Shares	706,951	835,411
Service Shares	224,609	275,794
Cost of shares redeemed:
Initial Shares	(4,294,625)	(4,501,653)
Service Shares	(2,130,320)	(1,777,851)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,979,906)	468,601
Total Increase (Decrease) in Net Assets	(4,017,545)	5,963,990
Net Assets ($):
Beginning of Period	43,770,328	37,806,338
End of Period	39,752,783	43,770,328
Undistributed investment income—net	1,039,388	795,499

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2014	2013
Capital Share Transactions:
Initial Shares
Shares sold	139,933	206,669
Shares issued for dividends reinvested	37,704	48,068
Shares redeemed	(227,128)	(249,149)
Net Increase (Decrease) in Shares Outstanding	(49,491)	5,588
Service Shares
Shares sold	46,350	104,121
Shares issued for dividends reinvested	11,979	15,869
Shares redeemed	(112,745)	(97,476)
Net Increase (Decrease) in Shares Outstanding	(54,416)	22,514
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	19.28	16.86	13.75	16.44	15.19
Investment Operations:
Investment income—net[a]	.46	.27	.28	.21	.22
Net realized and unrealized
gain (loss) on investments	(.96)	2.66	2.90	(2.57)	1.28
Total from Investment Operations	(.50)	2.93	3.18	(2.36)	1.50
Distributions:
Dividends from investment income—net	(.43)	(.51)	(.07)	(.33)	(.25)
Net asset value, end of period	18.35	19.28	16.86	13.75	16.44
Total Return (%)	(2.65)	17.74	23.15	(14.68)	10.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08	1.11	1.06	1.10	1.06
Ratio of net expenses
to average net assets	1.08	1.11	1.06	1.10	1.06
Ratio of net investment income
to average net assets	2.44	1.49	1.88	1.35	1.47
Portfolio Turnover Rate	44.96	48.07	45.03	56.20	63.67
Net Assets, end of period ($ x 1,000)	29,731	32,192	28,058	33,297	47,443
a Based on average shares outstanding.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	19.24	16.83	13.72	16.41	15.17
Investment Operations:
Investment income—net[a]	.42	.23	.23	.17	.18
Net realized and unrealized
gain (loss) on investments	(.97)	2.65	2.90	(2.57)	1.28
Total from Investment Operations	(.55)	2.88	3.13	(2.40)	1.46
Distributions:
Dividends from investment income—net	(.38)	(.47)	(.02)	(.29)	(.22)
Net asset value, end of period	18.31	19.24	16.83	13.72	16.41
Total Return (%)	(2.90)	17.43	22.83	(14.91)	9.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.33	1.36	1.31	1.35	1.31
Ratio of net expenses
to average net assets	1.33	1.36	1.31	1.35	1.31
Ratio of net investment income
to average net assets	2.22	1.24	1.53	1.09	1.23
Portfolio Turnover Rate	44.96	48.07	45.03	56.20	63.67
Net Assets, end of period ($ x 1,000)	10,022	11,578	9,749	9,439	13,819
a Based on average shares outstanding.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Equity Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

22

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	506,641	38,567,759	††	—	39,074,400
Mutual Funds	332,000	—		—	332,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	294,202		—	294,202
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(16,297)		—	(16,297)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2013, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that por-
tion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	12/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	850,000	11,708,000	12,226,000	332,000.8

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

24

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,317,245, accumulated capital losses $9,808,168 and unrealized appreciation $2,637,120.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2014 and December 31, 2013 were as follows: ordinary income $931,560 and $1,111,205, respectively.

During the period ended December 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency exchange gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $168,431 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata

26

portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 up to $100 million	.35%
$100 million up to $1 billion	.30%
$1 billion up to $1.5 billion	.26%
In excess of $1.5 billion	.20%

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2014, Service shares were charged $27,178 pursuant to the Distribution Plan.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2014, the fund was charged $293 for transfer agency services and $20 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2014, the fund was charged $33,142 pursuant to the custody agreement.

During the period ended December 31, 2014, the fund was charged $7,771 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $25,693, Distribution Plan fees $2,158, custodian fees $19,891, Chief Compliance Officer fees $1,851 and transfer agency fees $138.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2014, amounted to $18,667,299 and $19,659,312, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. The following summarizes open forward contracts at December 31, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Japanese Yen,
Expiring
1/15/2015[a]	97,700,000	832,065	815,768	(16,297)
Sales:		Proceeds ($)
Euro,
Expiring
1/2/2015[a]	7,245	8,814	8,766	48
Japanese Yen,
Expiring
1/15/2015[b]	355,598,000	3,263,300	2,969,146	294,154
Gross Unrealized
Appreciation				294,202
Gross Unrealized
Depreciation				(16,297)

Counterparties:

a	JP Morgan Chase Bank
b	UBS

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets

30

and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At December 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	294,202	(16,297)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	294,202	(16,297)
Derivatives not subject to
Master Agreements	—	—
Total gross amount of assets and
liabilities subject to Master Agreements	294,202	(16,297)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
JP Morgan Chase Bank	48	(48)	—	—
UBS	294,154	—	—	294,154
Total	294,202	(48)	—	294,154

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
JP Morgan Chase Bank	(16,297)	48	—	(16,249)
Total	(16,297)	48	—	(16,249)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2014:

Average Market Value ($)
Forward contracts	3,472,126

At December 31, 2014, the cost of investments for federal income tax purposes was $36,762,254; accordingly, accumulated net unrealized appreciation on investments was $2,644,146, consisting of $5,942,208 gross unrealized appreciation and $3,298,062 gross unrealized depreciation.

32

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, International Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, International Equity Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, International Equity Portfolio at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 11, 2015

The Fund 33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended December 31, 2014:

—the total amount of taxes paid to foreign countries was $102,958

—the total amount of income sourced from foreign countries was $1,598,093.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2014 calendar year with Form 1099-DIV which will be mailed in early 2015.

34

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 52
———————
David P. Feldman (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 38
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (75)
Board Member (2012)

Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T, Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group, Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 38
———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114
———————
Dr. Martin Peretz (75)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 38
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

36

OFFICERS OF THE FUND (Unaudited)

The Fund 37

OFFICERS OF THE FUND (Unaudited) (continued)

38

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable

Investment Fund,

International Value

Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Value Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, International Value Portfolio, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stocks produced moderate gains in 2014, but international stocks generally lost value over the year as Japan struggled with the dampening effects of higher consumption taxes, Europe contended with weak economic growth and mounting deflationary pressures, and China suffered a persistent economic slowdown. Global investors responded to these developments by shifting their focus to markets with better economic fundamentals, especially the United States.

Many economists appear to be cautiously optimistic about the prospects for international equity markets in 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, a number of risks to U.S. and global economic growth remain, and changing conditions in 2015 are likely to benefit some countries and industry groups more than others. That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by D. Kirk Henry and Clifford Smith, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus Variable Investment Fund, International Value Portfolio’s Initial shares produced a total return of –9.32%, and its Service shares produced a total return of –9.57%.1 This compares with a –4.90% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE® Index”), for the same period.2

International equities lost value under pressure from persistent global economic weakness and intensifying geopolitical conflicts.The fund produced lower returns than its benchmark, largely due to its emphasis on economically sensitive, value-oriented companies at a time when markets favored more defensive, dividend-paying stocks.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in stocks of foreign companies that we consider to be value companies. The fund may invest in companies of any size, and may also invest in companies located in emerging markets. Our investment approach is value-oriented and research-driven. When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends. We focus on how a stock is valued relative to its intrinsic worth based on traditional value measures, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst that may trigger an increase in the stock price.

Sluggish International Economies Undermined Equities

Although Europe showed signs of continuing to emerge from recession during the first half of 2014, the second half of the year posed new macroeconomic challenges for the region. Germany’s largest trading partner, Russia, faced increasing isolation as a result of the country’s involvement in the conflict in Ukraine, at the same time that its economy was hurt by plummeting oil prices. Slowing growth in Germany

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

was accompanied by weakening economic data in France, Italy, and many of Europe’s peripheral counties, which stoked deflation fears. Leading Asian economies faced their own difficulties, including slowing growth in China and a sluggish response to the Japanese government’s accommodative fiscal and monetary policies.

These developments, along with the weakening of almost all global currencies against the U.S. dollar, led investors to shift holdings away from international equities in general.Within global equity markets, regional economic concerns and exceptionally low interest rates prompted investors to turn away from cyclical and value-oriented stocks in favor of more defensive, dividend-yielding industry groups such as the utilities and consumer staples sectors.

Allocation and Security Selection Strategies Hurt Returns

The fund’s country allocation strategy detracted from its returns compared to the MSCI EAFE® Index. Most notably, underweighted exposure to the relatively stable U.K. market proved responsible for a portion of the fund’s relative underperformance. Underweighted exposure to Australian stocks also hurt the fund’s relative returns. However, favorable allocation decisions, such as the fund’s overweighted exposure to the Israeli market, partly offset these allocation-related losses.

Disappointing security selections also detracted from relative returns. Many of these shortfalls were concentrated in the financial industry, where a variety of companies were hurt by weakening regional economic fundamentals. Underperformers ranged from European investment and money center banks, such as the United Kingdom’s Standard Chartered and Germany’s Deutsche Bank, to Sumitomo Mitsui Financial Group and Credit Saison in Japan. Some consumer staples holdings, such as U.K. grocery chain Tesco and Australian food wholesaler Metcash, were hurt by competitive pressures that caused their stocks to lag market averages. Among industrial stocks, U.K.-based business services and outsourcing provider Serco Group suffered from problems with contract bidding, forcing the company to take unexpected write-downs.

On a more positive note, the fund’s relative performance benefited from key holdings in some smaller markets.Top performers included two Swedish companies, household appliance maker Electrolux and telecommunications equipment maker Ericsson; Israeli drug developer Teva Pharmaceutical Industries; and Norwegian aluminum producer and hydroelectric generating firm Norsk Hydro. Several information technology

4

holdings in Japan also delivered relatively strong returns, including solar panel maker SUMCO and semiconductor manufacturer Tokyo Electronics, as did two of the fund’s telecommunications investments: Orange and Telecom Italia.

Drivers for an Improving Market Environment

While the fourth quarter of 2014 proved exceptionally challenging, we have identified several drivers for potentially better investment outcomes in 2015. In particular, central bankers in Europe and Japan have signaled their intentions to move further on quantitative easing in 2015. At the same time, the strong U.S. dollar makes European and Japanese exports more attractive and sets the stage for improved international credit conditions. The fund is positioned to benefit from improving performance from the Europe, Australasia, and Far East asset class with investments largely focused on companies in developed countries in those regions.

January 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are enhanced in emerging markets countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through September 30, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE®) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/14
	1	Year	5 Years	10 Years
Initial shares	–9.32%		1.36%	2.30%
Service shares	–9.57%		1.10%	2.05%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	–4.90%		5.33%	4.43%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, International Value Portfolio on 12/31/04 to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.The performance figures for each share class reflect certain expense reimbursements, without which the performance of each share class would have been lower. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares (after any expense reimbursements).The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.82	$5.99
Ending value (after expenses)	$874.10	$872.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.19	$6.46
Ending value (after expenses)	$1,020.06	$1,018.80

† Expenses are equal to the fund’s annualized expense ratio of 1.02% for Initial shares and 1.27% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2014

Common Stocks—96.8%	Shares		Value ($)
Australia—3.3%
Australia & New Zealand Banking Group	14,671		381,634
Metcash	187,313		281,679
Primary Health Care	111,634		426,738
QBE Insurance Group	82,633		749,514
			1,839,565
Austria—.7%
Erste Group Bank	17,880		409,925
Belgium—.6%
bpost	14,473		362,263
Brazil—.4%
Petroleo Brasileiro, ADR	33,510		244,623
China—2.0%
Beijing Capital International Airport, Cl. H	396,000		316,370
CNOOC	265,000		358,475
FIH Mobile	423,000	[a]	189,681
Guangzhou Automobile Group, Cl. H	308,000		278,366
			1,142,892
Denmark—.8%
Carlsberg, Cl. B	5,980		464,381
France—10.8%
BNP Paribas	7,740		454,837
Bouygues	17,289		623,881
Carrefour	16,224		492,919
Cie de St-Gobain	9,156		385,462
Danone	7,714		507,478
Electricite de France	22,227		610,330
GDF Suez	21,076		492,238
Sanofi	14,637		1,333,960
Total	22,832		1,177,203
			6,078,308
Germany—4.8%
Aixtron	35,420	[a]	401,515
Deutsche Bank	34,678		1,048,171
E.ON	22,972		394,476
LANXESS	10,636		494,823

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
METRO	11,470	[a]	351,171
			2,690,156
Hong Kong—4.1%
BOC Hong Kong Holdings	125,500		417,841
CITIC	250,000		424,296
COSCO Pacific	328,792		465,689
Esprit Holdings	372,467		445,176
Pacific Basin Shipping	451,000		180,616
Yue Yuen Industrial Holdings	95,500		343,831
			2,277,449
India—1.8%
Reliance Industries, GDR	19,330	[b]	543,267
State Bank of India, GDR	9,110		447,790
			991,057
Ireland—.9%
CRH	22,227		527,936
Israel—1.4%
Teva Pharmaceutical Industries, ADR	13,240		761,432
Italy—4.4%
Anima Holding	60,547	[b]	304,975
Assicurazioni Generali	33,000		674,372
Finmeccanica	47,736	[a]	443,232
Saras	234,010	[a]	236,112
Telecom Italia	397,395	[a]	421,446
UniCredit	64,496		411,067
			2,491,204
Japan—21.4%
Aisin Seiki	11,600		416,935
Credit Saison	33,100		615,850
East Japan Railway	9,190		688,521
Fujitsu	93,000		495,398
Honda Motor	32,400		942,182
INPEX	34,700		385,008
LIXIL Group	15,700		332,024
Matsumotokiyoshi Holdings	17,730		504,991
Mitsubishi UFJ Financial Group	195,900		1,073,756

10

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Nippon Express	76,920		391,201
Nippon Shokubai	42,000		551,234
Nippon Telegraph & Telephone	11,900		612,350
Nippon Telegraph & Telephone, ADR	2,780		71,196
Nissan Motor	37,800		329,247
Nomura Real Estate Holdings	34,900		599,719
Ricoh	51,900		527,231
Sawai Pharmaceutical	8,100		466,647
Shimamura	6,000		516,948
Sumco	26,400		379,627
Sumitomo Electric Industries	45,650		569,567
Sumitomo Mitsui Financial Group	23,000		831,048
Sumitomo Mitsui Trust Holdings	79,240		302,410
Yamada Denki	121,700		406,198
			12,009,288
Netherlands—4.6%
Aegon	53,675		402,725
ING Groep	33,110	[a]	428,696
Koninklijke Philips	39,691		1,152,437
Randstad Holding	11,936		574,022
			2,557,880
Russia—.3%
Gazprom, ADR	38,120		177,258
Singapore—.8%
United Overseas Bank	24,000		443,709
South Korea—2.1%
KB Financial Group	6,750	[a]	220,451
KB Financial Group, ADR	10,469		341,499
Korea Electric Power	7,416	[a]	285,607
Samsung Electronics	268		322,150
			1,169,707
Spain—.8%
Banco Popular Espanol	90,529		448,236
Sweden—3.6%
Electrolux, Ser. B	15,651		459,220
Ericsson, Cl. B	56,910		689,234

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
Getinge, Cl. B	25,503		579,271
Svenska Cellulosa, Cl. B	14,445		311,955
			2,039,680
Switzerland—6.9%
ABB	44,290	[a]	936,809
Credit Suisse Group	36,430	[a]	913,257
Holcim	7,540	[a]	535,416
Novartis	16,349		1,503,576
			3,889,058
United Kingdom—19.8%
Anglo American	22,341		413,353
ArcelorMittal	35,850		388,301
Barclays	175,536		659,929
BHP Billiton	21,040		450,042
BP	161,442		1,025,117
esure Group	191,559		607,357
Friends Life Group	73,177		413,719
GlaxoSmithKline	50,408		1,078,483
Home Retail Group	151,202		486,174
HSBC Holdings	110,266		1,042,069
Royal Bank of Scotland Group	80,820	[a]	490,620
Royal Dutch Shell, Cl. A	34,070		1,129,303
Serco Group	116,204		288,979
Standard Chartered	73,070		1,095,833
Tesco	247,754		720,946
Unilever	20,239		822,125
			11,112,350
United States—.5%
iShares MSCI EAFE ETF	4,892		297,629
Total Common Stocks
(cost $67,535,310)			54,425,986

Preferred Stocks—1.5%
Germany
Volkswagen
(cost $879,877)	3,658		817,096

12

Other Investment—.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $487,000)	487,000 [c]	487,000
Total Investments (cost $68,902,187)	99.2%	55,730,082
Cash and Receivables (Net)	.8%	454,921
Net Assets	100.0%	56,185,003

ADR—American Depository Receipts
ETF—Exchange-Traded Fund
GDR—Global Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2014, these securities amounted to $848,242 or 1.5% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	28.9	Information Technology	5.3
Industrial	13.5	Utilities	3.2
Health Care	10.9	Telecommunication Services	2.0
Consumer Discretionary	10.7	Money Market Investment	.9
Energy	9.4	Exchange-Traded Funds	.5
Consumer Staples	7.9
Materials	6.0		99.2

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	68,415,187	55,243,082
Affiliated issuers	487,000	487,000
Cash		6,469
Cash denominated in foreign currencies	341,656	341,814
Receivable for investment securities sold		655,495
Dividends receivable		128,232
Prepaid expenses		22,960
		56,885,052
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		88,155
Payable for investment securities purchased		492,485
Payable for shares of Beneficial Interest redeemed		49,336
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		25
Accrued expenses		70,048
		700,049
Net Assets ($)		56,185,003
Composition of Net Assets ($):
Paid-in capital		95,923,193
Accumulated undistributed investment income—net		993,752
Accumulated net realized gain (loss) on investments		(27,548,043)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(13,183,899)
Net Assets ($)		56,185,003

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	33,147,447	23,037,556
Shares Outstanding	3,141,533	2,183,538
Net Asset Value Per Share ($)	10.55	10.55

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $162,085 foreign taxes withheld at source):
Unaffiliated issuers	1,755,047
Affiliated issuers	875
Total Income	1,755,922
Expenses:
Investment advisory fee—Note 3(a)	658,699
Professional fees	78,853
Distribution fees—Note 3(b)	66,015
Custodian fees—Note 3(b)	62,177
Prospectus and shareholders’ reports	24,682
Trustees’ fees and expenses—Note 3(c)	4,996
Interest expense—Note 2	1,168
Loan commitment fees—Note 2	1,004
Shareholder servicing costs—Note 3(b)	782
Miscellaneous	20,483
Total Expenses	918,859
Less—reduction in expenses due to undertaking—Note 3(a)	(197,612)
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	721,244
Investment Income—Net	1,034,678
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,095,865
Net realized gain (loss) on forward foreign currency exchange contracts	(3,015)
Net Realized Gain (Loss)	4,092,850
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(10,996,499)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(47)
Net Unrealized Appreciation (Depreciation)	(10,996,546)
Net Realized and Unrealized Gain (Loss) on Investments	(6,903,696)
Net (Decrease) in Net Assets Resulting from Operations	(5,869,018)

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
Operations ($):
Investment income—net	1,034,678	1,091,569
Net realized gain (loss) on investments	4,092,850	3,905,514
Net unrealized appreciation
(depreciation) on investments	(10,996,546)	8,820,931
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,869,018)	13,818,014
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(668,683)	(753,316)
Service Shares	(357,164)	(623,147)
Total Dividends	(1,025,847)	(1,376,463)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,647,859	5,816,902
Service Shares	6,597,103	9,388,637
Dividends reinvested:
Initial Shares	668,683	753,316
Service Shares	357,164	623,147
Cost of shares redeemed:
Initial Shares	(10,629,784)	(6,891,163)
Service Shares	(13,085,279)	(16,836,211)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(11,444,254)	(7,145,372)
Total Increase (Decrease) in Net Assets	(18,339,119)	5,296,179
Net Assets ($):
Beginning of Period	74,524,122	69,227,943
End of Period	56,185,003	74,524,122
Undistributed investment income—net	993,752	1,001,942

16

	Year Ended December 31,
	2014	2013
Capital Share Transactions:
Initial Shares
Shares sold	401,204	540,157
Shares issued for dividends reinvested	57,104	75,407
Shares redeemed	(905,183)	(647,747)
Net Increase (Decrease) in Shares Outstanding	(446,875)	(32,183)
Service Shares
Shares sold	563,237	850,157
Shares issued for dividends reinvested	30,449	62,315
Shares redeemed	(1,126,902)	(1,623,635)
Net Increase (Decrease) in Shares Outstanding	(533,216)	(711,163)
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	11.82	9.82	8.96	11.21	10.92
Investment Operations:
Investment income—net[a]	.19	.18	.20	.24	.18
Net realized and unrealized
gain (loss) on investments	(1.27)	2.04	.93	(2.26)	.30
Total from Investment Operations	(1.08)	2.22	1.13	(2.02)	.48
Distributions:
Dividends from investment income—net	(.19)	(.22)	(.27)	(.23)	(.19)
Net asset value, end of period	10.55	11.82	9.82	8.96	11.21
Total Return (%)	(9.32)	22.99	12.67	(18.48)	4.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.29	1.25	1.28	1.25	1.26
Ratio of net expenses
to average net assets	.99	.95	1.19	1.25	1.26
Ratio of net investment income
to average net assets	1.68	1.71	2.19	2.24	1.72
Portfolio Turnover Rate	45.43	57.30	45.97	46.71	61.13
Net Assets, end of period ($ x 1,000)	33,147	42,421	35,568	40,549	59,242

a Based on average shares outstanding.
See notes to financial statements.

18

		Year Ended December 31,
Service Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	11.82	9.82	8.95	11.21	10.92
Investment Operations:
Investment income—net[a]	.16	.16	.16	.22	.15
Net realized and unrealized
gain (loss) on investments	(1.28)	2.03	.95	(2.28)	.31
Total from Investment Operations	(1.12)	2.19	1.11	(2.06)	.46
Distributions:
Dividends from investment income—net	(.15)	(.19)	(.24)	(.20)	(.17)
Net asset value, end of period	10.55	11.82	9.82	8.95	11.21
Total Return (%)	(9.57)	22.69	12.42	(18.76)	4.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.54	1.50	1.53	1.50	1.51
Ratio of net expenses
to average net assets	1.24	1.20	1.43	1.50	1.51
Ratio of net investment income
to average net assets	1.40	1.47	1.77	2.03	1.44
Portfolio Turnover Rate	45.43	57.30	45.97	46.71	61.13
Net Assets, end of period ($ x 1,000)	23,038	32,104	33,660	32,809	48,962

a Based on average shares outstanding.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

20

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation

22

of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	1,596,008	52,532,349	††	—	54,128,357
Equity Securities—
Foreign
Preferred Stocks†	—	817,096	††	—	817,096
Exchange—Traded
Funds	297,629	—		—	297,629
Mutual Funds	487,000	—		—	487,000
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(25)		—	(25)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized (depreciation) at period end.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2013, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	12/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,175,000	19,470,000	20,158,000	487,000.9

24

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $993,752, accumulated capital losses $26,945,289 and unrealized depreciation $13,786,653.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014. If not applied, $2,290,912 of the carryover expires in fiscal year 2016 and $21,640,693 expires in fiscal year 2017.The fund has $3,013,684 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2014 and December 31, 2013 were as follows: ordinary income $1,025,847 and $1,376,463, respectively.

During the period ended December 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies, the fund decreased accumulated undistributed investment income-net by $17,021 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this classification.

26

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2014 was approximately $106,800 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at an annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, from January 1, 2014 through September 30, 2015 to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .30% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $197,612 during the period ended December 31, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2014, Service shares were charged $66,015 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2014, the fund was charged $705 for transfer agency services and $47 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2014, the fund was charged $62,177 pursuant to the custody agreement.

During the period ended December 31, 2014, the fund was charged $7,771 for services performed by the Chief Compliance Officer and his staff.

28

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $48,600, Distribution Plan fees $4,950, custodian fees $46,850, Chief Compliance Officer fees $1,851 and transfer agency fees $390, which are offset against an expense reimbursement currently in effect in the amount $14,486.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2014, amounted to $29,393,560 and $40,004,405, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. The following summarizes open forward contracts at December 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Swedish Krona,
Expiring
1/2/2015[a]	800,435	102,703	102,678	(25)

Counterparty:
a Northern Trust

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities.These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which

30

are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At December 31, 2014 derivative liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Liabilities ($)
Forward contracts	(25)
Total gross amount of derivative liabilities
in the Statement of Assets and Liabilities	(25)
Derivatives not subject to Master Agreements	—
Total gross amount of liabilities
subject to Master Agreements	(25)

The following table presents derivative liabilities net of amounts available for offset under Master Agreements and net of related collateral pledged, if any, as of December 31, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Northern Trust	(25)	—	—	(25)

1	Absent a default event or early termination, OTC derivative liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2014:

Average Market Value ($)
Forward contracts	244,267

At December 31, 2014, the cost of investments for federal income tax purposes was $69,504,941; accordingly, accumulated net unrealized depreciation on investments was $13,774,859, consisting of $1,607,843 gross unrealized appreciation and $15,382,702 gross unrealized depreciation.

The Fund 31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, International Value Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, InternationalValue Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, International Value Portfolio at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U. S. generally accepted accounting principles.

New York, New York
February 11, 2015

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended December 31, 2014:

—the total amount of taxes paid to foreign countries was $152,571.

—the total amount of income sourced from foreign countries was $1,905,456.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2014 calendar year with Form 1099-DIV which will be mailed in early 2015.

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and busi-
nesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 52
———————
David P. Feldman (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 38
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

34

Lynn Martin (75)
Board Member (2012)

Principal Occupation During Past 5Years:
• President, of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T, Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group, Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 38

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114

———————
Dr. Martin Peretz (75)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 38

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND (Unaudited)

36

The Fund 37

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable

Investment Fund,

Money Market

Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Board Members Information
24	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Money Market Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Money Market Portfolio, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Long-term interest rates fell unexpectedly in the midst of a sustained economic recovery in 2014, driven downward by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. In contrast to sluggish global economic conditions, the U.S. economic recovery gained traction as evidenced by falling unemployment, rising consumer spending, and higher levels of capital spending by businesses. Nonetheless, short-term rates and money market yields remained steady throughout the year, anchored near historical lows by an unchanged federal funds rate.

Many economists appear to be optimistic about economic prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession.The Federal Reserve Board has indicated that it may begin to raise short-term interest rates in mid-2015, but rate hikes are likely to be modest and gradual to avoid undermining the recovery. Of course, stronger economic growth could create risks for some asset classes, which is why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus Variable Investment Fund, Money Market Portfolio produced a yield of 0.00%. Taking into account the effects of compounding, the fund provided an effective yield of 0.00% for the same period.1

Despite rising long-term interest rates and a recovering U.S. economy during 2014, money market yields remained anchored by an unchanged federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and foreign commercial paper, and other short-term corporate and bank obligations and dollar-denominated foreign bank obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

U.S. Economy Rebounded after Soft Patch

The reporting period began in the midst of a recovering U.S. economy, which prompted the Federal Reserve Board (the “Fed”) to begin tapering its quantitative easing program.This development helped drive yields of 10-year U.S.Treasury securities above 3% by the start of 2014.

Long-term rates moderated in January 2014 amid concerns that global economic instability could derail the U.S. recovery.Yet, corporate earnings remained strong, the unemployment rate declined to 6.6% with the addition of 144,000 jobs, and the Fed

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

continued to reduce quantitative easing. The economy regained strength in February when the manufacturing and service sectors posted gains.The unemployment rate rose to 6.7%, but 222,000 new jobs were created. In March, the unemployment rate stayed unchanged and 203,000 positions were added. Nonetheless, U.S. GDP contracted at a 2.1% annualized rate over the first quarter due to severe winter weather.

304,000 new jobs were created in April, and the unemployment rate fell to 6.3%. In May, payrolls rose by 229,000, and the unemployment rate held steady. Meanwhile, manufacturing activity accelerated and personal incomes posted gains. 267,000 jobs were created in June, and the unemployment rate dipped to 6.1%. Manufacturing activity, personal incomes, and home sales continued to grow. The U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

The unemployment rate ticked higher to 6.2% in July, when 243,000 new jobs were created. The Fed implemented additional bond purchasing reductions in June and July, and regulators removed a degree of uncertainty from money market operations by delaying newly enacted rule changes until 2016. August saw higher retail and new home sales, but new job creation fell to 203,000 even as the unemployment rate fell back to 6.1%.

In September, the economic recovery created 271,000 new jobs, and the unemployment rate slid to 5.9%, its lowest level since June 2008. Falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of 0.1%. U.S. GDP grew at an estimated annualized 5.0% rate during the third quarter, its strongest quarterly performance since 2003.

Early October saw disappointing growth in Europe, which some believed might threaten the U.S. economy. Markets bounced back over the second half of the month when U.S. economic data stayed strong, including a 5.7% unemployment rate and 261,000 new jobs. Personal incomes rose and fuel prices fell, giving consumers greater confidence. In November, the unemployment rate ticked higher to 5.8% while an estimated 353,000 new jobs were added. Hourly earnings rose by 0.4% during the month, suggesting that the recovery’s benefits may be broadening to more Americans. Meanwhile, falling fuel prices contributed to an inflation rate of 0.3% in November, giving consumers greater buying power during the holiday season.

4

December brought more positive economic news as the unemployment rate slipped to 5.6% and an estimated 252,000 jobs were created. For 2014 overall, 2.95 million jobs were added to the U.S. economy, the largest annual increase since 1999.

Fed in No Hurry to Raise Rates

Although the Fed ended its quantitative easing program in the fall, it reiterated that short-term interest rates are likely to remain unchanged as policymakers “can be patient in beginning to normalize the stance of monetary policy.”

In light of the Fed’s reluctance to raise rates anytime soon, we have set the fund’s weighted average maturity in a range we consider to be slightly longer than market-neutral, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until we see more solid evidence that short-term interest rates are set to rise.

January 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Money Market Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Money Market Portfolio from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

Expenses paid per $1,000†	$.81
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

Expenses paid per $1,000†	$.82
Ending value (after expenses)	$1,024.40

† Expenses are equal to the fund’s annualized expense ratio of .16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

December 31, 2014

	Principal
Negotiable Bank Certificates of Deposit—31.1%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.22%, 4/8/15	5,000,000		5,000,000
BNP Paribas (Yankee)
0.22%, 2/2/15	4,000,000		4,000,000
Citibank N.A.
0.19%, 2/19/15	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 2/4/15	5,000,000		5,000,000
Nordea Bank Finland (Yankee)
0.23%, 5/20/15	5,000,000		4,999,904
Rabobank Nederland/NY (Yankee)
0.24%, 6/9/15	5,000,000		5,000,000
Standard Chartered Bank (Yankee)
0.21%, 3/2/15	5,000,000	[a]	5,000,000
Toronto Dominion Bank NY (Yankee)
0.14%, 1/15/15	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $38,999,904)			38,999,904

Commercial Paper—35.8%
Apple
0.11%, 1/5/15	5,000,000	[a]	4,999,939
Australia and New Zealand
Banking Group Ltd.
0.25%, 1/12/15	5,000,000	[a,b]	5,000,000
Caisse des Depots et Consignations
0.22%, 4/8/15	5,000,000		4,997,103
Credit Agricole
0.05%, 1/2/15	5,000,000		4,999,993
Erste Abwicklungsanstalt
0.17%, 1/27/15	5,000,000		4,999,386
Oversea-Chinese Banking Corp./NY
0.24%, 5/19/15	5,000,000		4,995,400

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
State Street Corp.
0.17%, 3/16/15	5,000,000		4,998,253
Sumitomo Mitsui Banking Corp.
0.25%, 4/21/15	5,000,000	[a]	4,996,180
Westpac Banking Corp.
0.24%, 1/2/15	5,000,000	[a,b]	5,000,000
Total Commercial Paper
(cost $44,986,254)			44,986,254

Asset-Backed Commercial Paper—10.3%
Collateralized Commercial Paper Program Co., LLC
0.30%, 3/17/15	3,000,000		2,998,125
Metlife Short Term Funding LLC
0.11%, 1/6/15	5,000,000	[a]	4,999,924
Regency Markets No. 1 LLC
0.16%, 1/20/15	5,000,000	[a]	4,999,578
Total Asset-Backed Commercial Paper
(cost $12,997,627)			12,997,627

Time Deposits—12.7%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.04%, 1/2/15	5,000,000		5,000,000
DZ Bank AG (Grand Cayman)
0.04%, 1/2/15	6,000,000		6,000,000
Lloyds Bank (London)
0.05%, 1/2/15	5,000,000		5,000,000
Total Time Deposits
(cost $16,000,000)			16,000,000

U.S. Treasury Notes—2.4%
0.12%, 5/31/15
(cost $3,024,844)	3,000,000		3,024,844

8

	Principal
Repurchase Agreement—8.0%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.10%, dated 12/31/14, due 1/2/15 in the
amount of $10,000,056 (fully collateralized by
$2,109,551 U.S. Treasury Bonds, 2.75%-4.25%,
due 5/15/39-11/15/42, value $2,400,951,
$1,399,640 U.S. Treasury Inflation Protected
Securities, 0.13%-3.63%, due 1/15/18-4/15/28,
value $1,564,725 and $6,176,920
U.S. Treasury Notes, 1.75%-2.63%,
due 11/30/17-5/15/23, value $6,234,325)
(cost $10,000,000)	10,000,000	10,000,000

Total Investments (cost $126,008,629)	100.3%	126,008,629

Liabilities, Less Cash and Receivables	(.3%)	(387,201)

Net Assets	100.0%	125,621,428

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2014, these securities amounted to $34,995,621 or 27.9% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	71.6	Savings and Loans	4.0
Repurchase Agreement	8.0	U.S. Government	2.4
Asset-Backed/Insurance	4.0	Asset-Backed/Banking	2.3
Asset-Backed/Multi-Seller Programs	4.0
Communications Equipment	4.0		100.3

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreement
of $10,000,000)—Note 1(b)	126,008,629	126,008,629
Interest receivable		19,604
Prepaid expenses		679
		126,028,912
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		30,553
Cash overdraft due to Custodian		290,776
Payable for shares of Beneficial Interest redeemed		35,867
Accrued expenses		50,288
		407,484
Net Assets ($)		125,621,428
Composition of Net Assets ($):
Paid-in capital		125,621,428
Net Assets ($)		125,621,428
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		125,590,154
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Income ($):
Interest Income	183,490
Expenses:
Investment advisory fee—Note 2(a)	659,927
Professional fees	52,197
Custodian fees—Note 2(a)	30,102
Trustees’ fees and expenses—Note 2(b)	9,990
Prospectus and shareholders’ reports	9,034
Shareholder servicing costs—Note 2(a)	360
Miscellaneous	14,647
Total Expenses	776,257
Less—reduction in expenses due to undertaking—Note 2(a)	(591,075)
Less—reduction in fees due to earnings credits—Note 2(a)	(1,739)
Net Expenses	183,443
Investment Income—Net, representing net increase
in net assets resulting from operations	47

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
Operations ($):
Investment income—net	47	57
Net realized gain (loss) on investments	—	211
Net Increase (Decrease) in Net Assets
Resulting from Operations	47	268
Dividends to Shareholders from ($):
Investment income—net	(258)	(57)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	240,527,823	349,867,225
Dividends reinvested	258	57
Cost of shares redeemed	(242,850,260)	(370,228,941)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,322,179)	(20,361,659)
Total Increase (Decrease) in Net Assets	(2,322,390)	(20,361,448)
Net Assets ($):
Beginning of Period	127,943,818	148,305,266
End of Period	125,621,428	127,943,818

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

			Year Ended December 31,
	2014		2013		2012		2011	2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000	.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)	(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59		.60		.59		.60	.58
Ratio of net expenses
to average net assets	.14		.14		.21		.17	.29
Ratio of net investment income
to average net assets[b]	.00		.00		.00		.00	.00
Net Assets, end of period ($ x 1,000)	125,621		127,944		148,305		221,362	211,094

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Money Market Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

14

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	126,008,629
Level 3—Significant Unobservable Inputs	—
Total	126,008,629
† See Statement of Investments for additional detailed categorizations.

At December 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

16

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2014 and December 31, 2013 were all ordinary income.

During the period ended December 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $211 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken to waive receipt of the investment advisory fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at

18

any time. The reduction in expenses, pursuant to the undertaking, amounted to $591,075 during the period ended December 31, 2014.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2014, the fund was charged $323 for transfer agency services and $18 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2014, the fund was charged $30,102 pursuant to the custody agreement.These fees were partially offset by earnings credits of $1,738.

During the period ended December 31, 2014, the fund was charged $7,771 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $59,406, custodian fees $13,289, Chief Compliance Officer fees $1,851 and transfer agency fees $93, which are offset against an expense reimbursement currently in effect in the amount of $44,086.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Money Market Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Money Market Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DreyfusVariable Investment Fund, Money Market Portfolio at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 11, 2015

The Fund 21

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 52
———————
David P. Feldman (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 38
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

22

Lynn Martin (75)
Board Member (2012)

Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T, Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group, Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 38

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114

———————
Dr. Martin Peretz (75)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 38

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 23

OFFICERS OF THE FUND (Unaudited)

24

The Fund 25

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to fund securities for the most recent 12-month period ended June 30 is available on the SEC’s website at
http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Opportunistic
Small Cap Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
28	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While U.S. equities’ 2014 gains fell short of their impressive 2013 performance, some broad measures of stock market performance posted their sixth consecutive year of positive results. Investor sentiment remained strong in an environment of sustained economic growth, rising corporate profits, muted inflation, and historically low interest rates. It also is noteworthy that stocks advanced despite persistent headwinds stemming from a sluggish global economy, which was characterized by economic weakness in Europe, Japan and China; intensifying geopolitical conflicts; and plummeting commodity prices.

Many economists appear to be optimistic about the prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, a number of risks to U.S. and global economic growth remain, and changing conditions in 2015 are likely to benefit some industry groups more than others. That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by David A. Daglio, Primary Portfolio Manager; James Boyd and Dale Dutile, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio’s Initial shares produced a total return of 1.60%, and its Service shares returned 1.32%.1 In comparison, the Russell 2000® Index, the fund’s benchmark, produced a total return of 4.89% for the same period.2

A sustained U.S. economic recovery generally helped support stock prices over the reporting period, but gains were far greater among large-cap stocks than their small-cap counterparts. The fund underperformed its benchmark, mainly due to shortfalls among technology and gold mining stocks.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up, fundamental analysis.The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company, and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects, and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe.The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

Small-Cap Stocks Climbed Despite Bouts of Volatility

Small-cap stocks began 2014 in the midst of a rally fueled by falling unemployment and intensifying manufacturing activity, but stocks across all capitalization ranges gave

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

up some of their previous gains in January, when concerns arose regarding economic and political instability in the emerging markets. In addition, U.S. GDP contracted at a surprising annualized 2.1% rate over the first quarter of 2014 due to the dampening economic effects of severe winter weather.

U.S. stocks began to rebound in February, and some broad market indices climbed to record highs by the beginning of July as investors responded to expectations that the Federal Reserve Board would keep short-term interest rates low even as labor markets, manufacturing activity, and consumer confidence improved. In fact, the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter of the year.

The market encountered renewed volatility in July and September when disappointing economic data from Europe, China, and Japan sparked concerns that a faltering global economy might derail the U.S. expansion. Strong corporate earnings and solid domestic economic data—including an estimated 5.0% annualized GDP growth rate for the third quarter—generally enabled stocks to rebound, but ongoing turmoil in overseas markets and plummeting commodity prices caused newly risk-averse investors to turn from smaller growth companies toward very large, traditionally defensive stocks with high dividend yields. Consequently, small-cap stocks generally trailed large-cap stocks substantially for the year overall.

Technology and Mining Stocks Dampened Fund Results

Although the fund participated to a degree in the small-cap market’s gains, its relative performance was undermined by our security selection strategy in the information technology sector. Suppliers to the telecommunications equipment industry, such as networking specialist Ciena, were hurt when higher capital spending failed to materialize. A decline in its legacy power PC business hampered results from connectivity solutions provider Applied Micro Circuits.

The fund also encountered disappointments among precious metals producers, such as Allied Nevada Gold, New Gold, and AuRico Gold, which struggled with falling commodity prices. Finally, we missed participating in gains among income-oriented stocks, which we generally avoided due to high valuations.

The fund achieved better relative results among consumer discretionary stocks, where underweighted exposure cushioned generally weak sector performance. In addition, office supplies retailer Office Depot boosted operating margins through

4

store closures and other cost containment efforts, and for-profit educator Apollo Education Group experienced rising enrollment trends. The fund also benefited from an underweighted position in the hard-hit energy sector, and favorable stock selections in the industrial sector included logistics company Landstar System and office furniture suppliers HNI, Steelcase, and Knoll.

Fundamentals and Valuations Appear Attractive

We are optimistic regarding the prospects for small-cap stocks in 2015. Business fundamentals have continued to improve in the recovering economy, and many small U.S. companies have little exposure to troubled overseas markets. Moreover, recent underperformance has kept valuations at reasonable levels.Therefore, we have positioned the fund constructively, including overweighted exposure to information technology, financials, and materials stocks. In contrast, we have identified relatively few opportunities in the energy, utilities, and consumer staples sectors.

January 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies. The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Russell 2000® Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000® Index.The Russell 3000® Index is composed of the 3,000 largest U.S.
companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio Initial shares and Service shares and the Russell 2000 Index

Average Annual Total Returns as of 12/31/14
	1	Year	5 Years	10 Years
Initial shares	1.60%		15.51%	4.67%
Service shares	1.32%		15.21%	4.42%
Russell 2000 Index	4.89%		15.55%	7.77%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio on 12/31/04 to a $10,000 investment made in the Russell 2000 Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares.The Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.16	$5.41
Ending value (after expenses)	$988.60	$987.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.23	$5.50
Ending value (after expenses)	$1,021.02	$1,019.76

† Expenses are equal to the fund’s annualized expense ratio of .83% for Initial shares and 1.08% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2014

Common Stocks—98.4%	Shares		Value ($)
Automobiles & Components—2.3%
Dana Holding	117,124		2,546,276
Winnebago Industries	82,677		1,799,051
			4,345,327
Banks—13.9%
Columbia Banking System	71,196		1,965,721
CVB Financial	81,124		1,299,606
EverBank Financial	336,182		6,407,629
Ladder Capital, Cl. A	114,133	[a]	2,238,148
Sandy Spring Bancorp	41,095		1,071,758
South State	43,109		2,891,752
SVB Financial Group	60,721	[a]	7,047,886
UMB Financial	38,677		2,200,335
WesBanco	31,310		1,089,588
			26,212,423
Capital Goods—4.8%
Altra Industrial Motion	32,374		919,098
Encore Wire	12,950		483,423
Generac Holdings	63,378	[a,b]	2,963,555
L.B. Foster, Cl. A	15,972		775,760
Thermon Group Holdings	162,479	[a]	3,930,367
			9,072,203
Commercial & Professional Services—10.6%
Herman Miller	41,406		1,218,579
HNI	50,965		2,602,273
Interface	116,245		1,914,555
Knoll	86,707		1,835,587
Korn/Ferry International	101,835	[a]	2,928,775
Steelcase, Cl. A	332,757		5,972,988
TrueBlue	158,135	[a]	3,518,504
			19,991,261
Consumer Services—4.6%
Apollo Education Group	132,924	[a]	4,534,038
LifeLock	224,927	[a]	4,163,399
			8,697,437

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—5.3%
FNFV Group	61,671	[a]	970,701
FXCM, Cl. A	71,858		1,190,687
Nelnet, Cl. A	21,496		995,910
Raymond James Financial	66,995		3,838,144
SLM	294,482		3,000,772
			9,996,214
Energy—1.3%
Western Refining	67,368		2,545,163
Exchange-Traded Funds—.5%
iShares Russell 2000 ETF	7,339		877,891
Health Care Equipment & Services—.5%
Analogic	11,491		972,253
Insurance—.4%
Stewart Information Services	19,022		704,575
Materials—8.2%
AuRico Gold	652,025		2,138,642
Chemtura	197,531	[a]	4,884,942
New Gold	530,038	[a]	2,279,163
OMNOVA Solutions	281,244	[a]	2,289,326
Royal Gold	21,525		1,349,618
Trinseo	93,322	[a]	1,628,469
Yamana Gold	239,016		960,844
			15,531,004
Media—1.8%
Media General	135,110	[a,b]	2,260,395
Meredith	10,271		557,921
Nexstar Broadcasting Group, Cl. A	10,635		550,787
			3,369,103
Pharmaceuticals, Biotech & Life Sciences—7.3%
Emergent BioSolutions	232,553	[a]	6,332,418
GW Pharmaceuticals, ADR	6,158	[a]	416,773
Revance Therapeutics	85,374		1,446,236
Sangamo BioSciences	113,585	[a]	1,727,628
TherapeuticsMD	853,518	[a,b]	3,798,155
			13,721,210

10

Common Stocks (continued)	Shares		Value ($)
Real Estate—1.0%
Realogy Holdings	43,626	[a]	1,940,921
Retailing—4.4%
Office Depot	967,729	[a]	8,298,276
Semiconductors & Semiconductor
Equipment—8.3%
Applied Micro Circuits	393,421	[a]	2,565,105
Lattice Semiconductor	330,426	[a]	2,276,635
Mellanox Technologies	97,442	[a]	4,163,697
Microsemi	92,606	[a]	2,628,158
Veeco Instruments	116,117	[a]	4,050,161
			15,683,756
Software & Services—10.3%
Cardtronics	61,987	[a]	2,391,458
CoreLogic	124,147	[a]	3,921,804
CSG Systems International	101,135		2,535,454
Dealertrack Technologies	107,558	[a]	4,765,895
DST Systems	6,907		650,294
Infoblox	210,826	[a]	4,260,793
Tableau Software, Cl. A	11,134	[a]	943,718
			19,469,416
Technology Hardware &
Equipment—12.4%
Arrow Electronics	67,684	[a]	3,918,227
Belden	14,735		1,161,265
Ciena	162,375	[a,b]	3,151,699
Jabil Circuit	239,545		5,229,267
JDS Uniphase	335,662	[a]	4,605,283
ScanSource	74,672	[a]	2,998,827
Tech Data	24,087	[a]	1,523,021
Universal Display	26,648	[a,b]	739,482
			23,327,071
Transportation—.5%
ArcBest	19,453		902,036
Total Common Stocks
(cost $157,538,088)			185,657,540

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,512,119)	1,512,119 [c]	1,512,119

Investment of Cash Collateral
for Securities Loaned—2.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,164,901)	5,164,901 [c]	5,164,901

Total Investments (cost $164,215,108)	101.9%	192,334,560
Liabilities, Less Cash and Receivables	(1.9%)	(3,670,625)
Net Assets	100.0%	188,663,935

ADR—American Depository Receipts
ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2014, the value of the fund’s securities on loan was
$4,380,502 and the value of the collateral held by the fund was $5,164,901.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	13.9	Retailing	4.4
Technology Hardware & Equipment	12.4	Money Market Investments	3.5
Commercial & Professional Services	10.6	Automobiles & Components	2.3
Software & Services	10.3	Media	1.8
Semiconductors &		Energy	1.3
Semiconductor Equipment	8.3	Real Estate	1.0
Materials	8.2	Exchange-Traded Funds	.5
Pharmaceuticals,		Health Care Equipment & Services	.5
Biotech & Life Sciences	7.3	Transportation	.5
Diversified Financials	5.3	Insurance	.4
Capital Goods	4.8
Consumer Services	4.6		101.9

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,380,502)—Note 1(b):
Unaffiliated issuers	157,538,088	185,657,540
Affiliated issuers	6,677,020	6,677,020
Cash		489,795
Receivable for investment securities sold		1,622,099
Dividends and securities lending income receivable		95,485
Prepaid expenses		3,314
		194,545,253
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		139,144
Liability for securities on loan—Note 1(b)		5,164,901
Payable for investment securities purchased		414,661
Payable for shares of Beneficial Interest redeemed		92,634
Accrued expenses		69,978
		5,881,318
Net Assets ($)		188,663,935
Composition of Net Assets ($):
Paid-in capital		157,886,718
Accumulated net realized gain (loss) on investments		2,657,765
Accumulated net unrealized appreciation
(depreciation) on investments		28,119,452
Net Assets ($)		188,663,935

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	170,569,882	18,094,053
Shares Outstanding	3,570,172	387,060
Net Asset Value Per Share ($)	47.78	46.75

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $1,480 foreign taxes withheld at source):
Unaffiliated issuers	1,431,200
Affiliated issuers	1,372
Income from securities lending—Note 1(b)	109,411
Total Income	1,541,983
Expenses:
Investment advisory fee—Note 3(a)	1,446,287
Professional fees	62,063
Distribution fees—Note 3(b)	45,215
Custodian fees—Note 3(b)	38,366
Prospectus and shareholders’ reports	26,969
Trustees’ fees and expenses—Note 3(c)	10,350
Loan commitment fees—Note 2	1,836
Shareholder servicing costs—Note 3(b)	1,156
Interest expense—Note 2	549
Miscellaneous	15,401
Total Expenses	1,648,192
Less—reduction in fees due to earnings credits—Note 3(b)	(4)
Net Expenses	1,648,188
Investment (Loss)—Net	(106,205)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,642,102
Net unrealized appreciation (depreciation) on investments	(17,676,537)
Net Realized and Unrealized Gain (Loss) on Investments	2,965,565
Net Increase in Net Assets Resulting from Operations	2,859,360

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
Operations ($):
Investment (loss)—net	(106,205)	(501,775)
Net realized gain (loss) on investments	20,642,102	48,931,199
Net unrealized appreciation
(depreciation) on investments	(17,676,537)	30,541,024
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,859,360	78,970,448
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	12,156,105	11,920,439
Service Shares	1,343,199	2,132,292
Cost of shares redeemed:
Initial Shares	(32,908,362)	(76,974,354)
Service Shares	(3,078,631)	(3,158,122)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(22,487,689)	(66,079,745)
Total Increase (Decrease) in Net Assets	(19,628,329)	12,890,703
Net Assets ($):
Beginning of Period	208,292,264	195,401,561
End of Period	188,663,935	208,292,264
Capital Share Transactions (Shares):
Initial Shares
Shares sold	266,416	309,523
Shares redeemed	(708,339)	(2,024,511)
Net Increase (Decrease) in Shares Outstanding	(441,923)	(1,714,988)
Service Shares
Shares sold	29,718	55,811
Shares redeemed	(67,278)	(83,380)
Net Increase (Decrease) in Shares Outstanding	(37,560)	(27,569)
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	47.03	31.66	26.26	30.58	23.49
Investment Operations:
Investment income (loss)—net[a]	(.01)	(.09)	(.02)	(.10)	.12
Net realized and unrealized
gain (loss) on investments	.76	15.46	5.42	(4.10)	7.16
Total from Investment Operations	.75	15.37	5.40	(4.20)	7.28
Distributions:
Dividends from investment income—net	—	—	—	(.12)	(.19)
Net asset value, end of period	47.78	47.03	31.66	26.26	30.58
Total Return (%)	1.60	48.55	20.56	(13.82)	31.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83	.93	.88	.88	.86
Ratio of net expenses
to average net assets	.83	.93	.88	.82	.70
Ratio of net investment income
(loss) to average net assets	(.03)	(.23)	(.05)	(.36)	.46
Portfolio Turnover Rate	77.96	84.80	61.38	91.45	192.88
Net Assets, end of period ($ x 1,000)	170,570	188,702	181,323	165,656	194,105

a Based on average shares outstanding.
See notes to financial statements.

16

		Year Ended December 31,
Service Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	46.14	31.13	25.89	30.20	23.24
Investment Operations:
Investment income (loss)—net[a]	(.13)	(.18)	(.09)	(.17)	.06
Net realized and unrealized
gain (loss) on investments	.74	15.19	5.33	(4.05)	7.06
Total from Investment Operations	.61	15.01	5.24	(4.22)	7.12
Distributions:
Dividends from investment income—net	—	—	—	(.09)	(.16)
Net asset value, end of period	46.75	46.14	31.13	25.89	30.20
Total Return (%)	1.32	48.22	20.24	(14.03)	30.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08	1.18	1.13	1.13	1.11
Ratio of net expenses
to average net assets	1.08	1.18	1.13	1.07	.95
Ratio of net investment income
(loss) to average net assets	(.28)	(.48)	(.30)	(.61)	.22
Portfolio Turnover Rate	77.96	84.80	61.38	91.45	192.88
Net Assets, end of period ($ x 1,000)	18,094	19,590	14,078	12,902	15,414

a Based on average shares outstanding.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Opportunistic Small Cap Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund is a diversified series. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

18

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such

20

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	178,984,227	—	—	178,984,227
Equity Securities—
Foreign
Common Stocks†	5,795,422	—	—	5,795,422
Exchange-Traded
Funds	877,891	—	—	877,891
Mutual Funds	6,677,020	—	—	6,677,020

† See Statement of Investments for additional detailed categorizations.

At December 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended December 31, 2014, The Bank of New York Mellon earned $29,435 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	12/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,841,343	62,180,234	63,509,458	1,512,119.8
Dreyfus
Institutional
Cash
Advantage
Fund	13,822,960	155,263,956	163,922,015	5,164,901	2.7
Total	16,664,303	217,444,190	227,431,473	6,677,020	3.5

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $2,780,577 and unrealized appreciation $27,996,640.

During the period ended December 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed invest-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

ment income-net by $106,205 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2014 was approximately $50,400 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution

24

Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2014, Service shares were charged $45,215 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2014, the fund was charged $961 for transfer agency services and $72 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2014, the fund was charged $38,366 pursuant to the custody agreement.

During the period ended December 31, 2014, the fund was charged $7,771 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $118,020, Distribution Plan fees $3,775, custodian fees $15,300, Chief Compliance Officer fees $1,851 and transfer agency fees $198.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2014, amounted to $149,530,674 and $172,544,948, respectively.

At December 31, 2014, the cost of investments for federal income tax purposes was $164,337,920; accordingly, accumulated net unrealized appreciation on investments was $27,996,640, consisting of $32,018,858 gross unrealized appreciation and $4,022,218 gross unrealized depreciation.

26

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 11, 2015

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 52
———————
David P. Feldman (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 38
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

28

Lynn Martin (75)
Board Member (2012)

Principal Occupation During Past 5Years:
• President, of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T, Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group, Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 38

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114

———————
Dr. Martin Peretz (75)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 38

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 29

OFFICERS OF THE FUND (Unaudited)

30

The Fund 31

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Quality Bond Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
27	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Quality Bond Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Long-term interest rates fell unexpectedly in the midst of a sustained economic recovery in 2014, driven downward by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. In contrast to sluggish global economic conditions, the U.S. economic recovery gained traction as evidenced by falling unemployment, rising consumer spending, and higher levels of capital spending by businesses. Nonetheless, short-term rates and money market yields remained steady throughout the year, anchored near historical lows by an unchanged federal funds rate.

Many economists appear to be optimistic about economic prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. The Federal Reserve Board has indicated that it may begin to raise short-term interest rates in mid-2015, but rate hikes are likely to be modest and gradual to avoid undermining the recovery. Of course, stronger economic growth could create risks for some asset classes, which is why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by David Bowser, CFA, Primary Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares achieved a total return of 4.79%, and its Service shares achieved a total return of 4.56%.1 The Barclays U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 5.97% for the same period.2

Despite a recovering U.S. economy, renewed global economic uncertainties and supply-and-demand dynamics unexpectedly sent long-term interest rates lower and bond prices higher during 2014. The fund lagged its benchmark, mainly due to a relatively defensive interest-rate strategy.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its net assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations, and zero coupon bonds, that, when purchased, are A-rated or better or what we believe are the unrated equivalent, and in securities issued or guaranteed by the U.S. government or its agencies or its instrumentalities.The fund may also invest in fixed income securities rated lower than A (but not lower than B), up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds of foreign issuers whether denominated in U.S. dollars or in a foreign currency.

Technical Factors Drove Market Performance

By the start of 2014, evidence of an accelerating economic recovery and the Federal Reserve Board (the “Fed”)’s decision to gradually reduce its quantitative easing program drove yields of 10-year U.S. Treasury securities above 3%. However, renewed global economic concerns soon caused yields to moderate, and the Fed made clear that

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

short-term interest rates were likely to remain near historically low levels. Meanwhile, harsh winter weather dampened domestic economic activity: U.S. GDP contracted at a 2.1% annualized rate over the first quarter of 2014.

In contrast, economic growth rebounded at a 4.6% annualized rate during the second quarter and an estimated 5.0% annualized rate over the third quarter. Labor markets continued to strengthen, and the Fed continued to taper its bond purchases until the program ended in October. Nonetheless, robust investor demand for a relatively limited supply of U.S. Treasury securities kept yields low. Demand was especially strong from global investors seeking more competitive yields than were available from sovereign bonds in Europe and Japan. Rates fell particularly sharply at the longer end of the market’s maturity spectrum, causing yield differences between short- and long-term bonds to narrow.

Higher yielding bond market sectors—such as lower rated corporate-backed bonds, commercial mortgage-backed securities, and asset-backed securities—generally outperformed U.S. government securities over much of the year as income-oriented investors resumed their reach for more competitive yields. However, a global “flight to quality” during the fourth quarter caused corporate bonds to underperform their long-term, government-issued counterparts for 2014 overall.

Short Duration Dampened Fund Results

We set the fund’s average duration in a relatively defensive position amid widespread expectations that accelerating economic growth would cause long-term bond yields to climb. However, this positioning proved counterproductive when long-term rates fell, preventing the fund from participating more fully in the market’s rally. Our yield curve strategy was more effective, as underweighted exposure to maturities in the two- to 10-year range benefited from narrowing yield differences along the market’s maturity range.

The fund also was undermined to a degree by our asset allocation strategy, which emphasized higher yielding bonds with credit ratings toward the lower end of the investment-grade spectrum.This strategy worked well over much of the year, but the flight to quality during the fourth quarter erased previous performance advantages.

The fund achieved more favorable results through our security selection strategy among corporate securities, which helped to offset sector-wide weakness. Our focus

4

on lower coupon rates among residential mortgage-backed securities also added value, as did holdings of commercial mortgage-backed securities.

At times, the fund employed interest-rate futures contracts and currency forward contracts to establish its duration strategy and hedge against adverse currency fluctuations, respectively.

Strategies for an Improving Economic Environment

The U.S. economic recovery has gained traction despite global headwinds, and the Fed is expected to begin implementing gradual increases in short-term interest rates in 2015. Therefore, we have generally maintained the fund’s mildly short duration posture to guard against the potentially adverse impact of rising rates. We also have retained a slight emphasis on higher yielding market sectors as valuations have become more attractive while credit fundamentals have improved in some industry groups. In our judgment, these are prudent strategies in an expanding U.S. economy.

January 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Quality Bond Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years.The Index does not include fees and expenses to which the fund is subject.
Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/14
	1	Year	5 Years	10 Years
Initial shares	4.79%		5.07%	4.55%
Service shares	4.56%		4.83%	4.29%
Barclays U.S. Aggregate Bond Index	5.97%		4.45%	4.71%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, Quality Bond Portfolio on 12/31/04 to a $10,000 investment made in the Barclays U.S. Aggregate Bond Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares.The Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Quality Bond Portfolio from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.35	$5.61
Ending value (after expenses)	$1,008.00	$1,006.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.38	$5.65
Ending value (after expenses)	$1,020.87	$1,019.61

† Expenses are equal to the fund’s annualized expense ratio of .86% for Initial shares and 1.11% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2014

	Coupon	Maturity	Principal
Bonds and Notes—121.8%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—5.4%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		302,803
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		156,176
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		271,956
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		247,083
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		509,762
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		160,347
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		208,734
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		286,467
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		516,573
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		447,743
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	96,002		97,219
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		205,669
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		244,021
					3,654,553
Asset-Backed Ctfs./
Home Equity Loans—.2%
First NLC Trust,
Ser. 2005-2, Cl. M1	0.65	9/25/35	125,000	[a]	119,454
Commercial Mortgage
Pass-Through Ctfs.—4.3%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	420,000	[a,b]	433,677
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	200,000	[a]	217,099

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		74,297
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	305,000	[a]	334,421
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	50,000		54,631
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	130,000	[a,b]	142,554
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	175,000	[b]	170,796
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	190,000	[b]	177,171
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	[b]	228,866
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	345,000	[b]	349,526
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	165,000	[a]	166,224
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	340,000		369,404
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	135,000		140,264
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	50,000		54,036
					2,912,966
Consumer Discretionary—3.9%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		95,737
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	85,000	[c]	89,888
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		96,331
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	[b]	231,652
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	259,288		303,099

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary (continued)
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	485,179	[b]	657,403
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	170,000		193,143
Sky,
Gtd. Notes	3.75	9/16/24	345,000	[b]	347,814
Staples,
Sr. Unscd. Notes	2.75	1/12/18	190,000	[c]	189,938
Time Warner,
Gtd. Debs	5.35	12/15/43	390,000		444,677
					2,649,682
Consumer Staples—2.5%
Altria Group,
Gtd. Notes	4.00	1/31/24	55,000		57,451
Altria Group,
Gtd. Notes	4.75	5/5/21	105,000		116,292
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	66,000		69,153
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	215,000		213,332
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	255,000	[b]	273,436
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000	[c]	334,271
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	350,000	[b]	365,862
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	[b]	240,515
					1,670,312
Energy—4.6%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	165,000		183,562
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	210,000		220,447
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		268,183
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	175,000	[c]	170,427

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	310,000		345,650
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	235,000		290,225
Kinder Morgan Energy Partners,
Gtd. Notes	6.85	2/15/20	170,000		195,480
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	355,000	[c]	348,605
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	80,000		81,942
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	70,000		75,172
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	135,000		130,725
Transocean,
Gtd. Notes	3.80	10/15/22	160,000	[c]	129,861
Transocean,
Gtd. Notes	6.38	12/15/21	235,000	[c]	217,071
Unit,
Gtd. Notes	6.63	5/15/21	85,000		76,500
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		119,602
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	180,000		181,974
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		72,955
					3,108,381
Financial—15.1%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	[b]	232,419
Ally Financial,
Gtd. Notes	4.63	6/26/15	180,000		181,575
Bank of America,
Sr. Unscd. Notes	1.27	1/15/19	400,000	[a]	406,081
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	365,000		380,487
Bank of America,
Sub. Notes	4.25	10/22/26	380,000		379,670
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		45,598

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Bank of America,
Sub. Notes	5.70	5/2/17	320,000		346,111
Barclays,
Sub. Notes	4.38	9/11/24	355,000		342,671
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	85,000		88,400
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000		238,968
Citigroup,
Sub. Notes	5.50	9/13/25	255,000		282,737
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		363,463
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	170,000	[b]	177,310
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		651,492
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	[b]	60,971
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[b]	134,823
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.07	3/12/19	590,000	[a]	587,217
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	295,000		320,781
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	360,000	[a]	360,498
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	235,000	[c]	191,836
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	85,000		83,176
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	110,000		110,204
Goldman Sachs Group,
Sr. Unscd. Notes	1.33	11/15/18	385,000	[a]	389,138
Goldman Sachs Group,
Sr. Unscd. Notes	1.84	11/29/23	375,000	[a]	386,062
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	160,000		185,250
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		309,397

The Fund 13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		357,101
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	150,000		163,237
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	[b]	129,305
Morgan Stanley,
Sr. Unscd. Notes	3.70	10/23/24	370,000		375,807
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		66,795
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000		113,646
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	[b]	398,993
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	[a]	254,400
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		132,069
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	[a]	506,655
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	270,000		272,750
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	160,000		163,578
					10,170,671
Foreign/Governmental—3.0%
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	310,000	[b]	324,725
Ecopetrol,
Sr. Unscd. Notes	5.88	9/18/23	345,000		366,131
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	200,000		209,982
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	205,000		222,938
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	315,000		365,400
Portuguese Government,
Unscd. Notes	5.13	10/15/24	180,000	[b]	189,273

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	305,000		310,104
					1,988,553
Health Care—1.6%
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	300,000		301,915
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	65,000		67,058
Becton, Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	45,000		48,663
Biomet,
Gtd. Notes	6.50	8/1/20	85,000		91,162
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	25,000		26,063
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	25,000	[c]	26,609
Fresenius Medical Care II,
Gtd. Notes	4.13	10/15/20	110,000	[b]	111,100
Medtronic,
Sr. Unscd. Notes	4.63	3/15/45	195,000	[b]	212,266
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	170,000		189,386
					1,074,222
Industrial—.9%
AECOM Technology,
Gtd. Notes	5.75	10/15/22	175,000	[b]	179,375
Waste Management,
Gtd. Notes	6.10	3/15/18	105,000		118,902
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		271,921
					570,198
Information Technology—.5%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	85,000		89,572
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	230,000		259,600
					349,172

The Fund 15

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials—2.6%
Dow Chemical,
Sr. Unscd. Notes	3.50	10/1/24	355,000	[c]	352,121
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	190,000		180,286
Glencore Funding,
Gtd. Notes	4.63	4/29/24	345,000	[b]	348,070
LYB International Finance,
Gtd. Notes	4.00	7/15/23	295,000		302,311
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000	[c]	248,430
Vale Overseas,
Gtd. Notes	4.38	1/11/22	75,000	[c]	72,263
Vale Overseas,
Gtd. Notes	6.88	11/21/36	200,000		211,838
					1,715,319
Municipal Bonds—1.4%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		501,157
Chicago,
GO (Project and Refunding Series)	6.31	1/1/44	65,000		68,922
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	110,000		109,306
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		253,056
					932,441
Telecommunications—3.1%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	310,000	[a]	315,282
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	200,000	[b]	187,500
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	75,000		84,188
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	85,000		89,038
Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000		194,726
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	90,000		91,688
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	160,000		176,802

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	600,000		769,815
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	200,000	[b]	189,260
					2,098,299
U.S. Government Agencies/
Mortgage-Backed—27.5%
Federal Home Loan Mortgage Corp:
4.00%			2,135,000	[d,e]	2,275,943
5.50%, 5/1/40			25,278	[d]	28,311
Federal National Mortgage Association:
3.00%			3,250,000	[d,e]	3,287,832
3.50%			3,095,000	[d,e]	3,230,034
4.00%			2,125,000	[d,e]	2,258,157
4.50%			1,520,000	[d,e]	1,650,150
5.00%			1,030,000	[d,e]	1,138,130
3.50%, 9/1/44			1,689,065	[d]	1,768,062
5.00%, 3/1/21—11/1/21			219,883	[d]	237,309
5.50%, 2/1/34—7/1/40			304,585	[d]	343,546
6.00%, 2/1/39			28,358	[d]	32,124
7.00%, 6/1/29—9/1/29			20,769	[d]	22,136
Government National Mortgage Association I:
5.50%, 4/15/33			443,835		499,296
Government National Mortgage Association II:
4.50%, 1/21/45			1,555,000		1,699,263
7.00%, 9/20/28—7/20/29			6,078		7,194
					18,477,487
U.S. Government
Securities—41.4%
U.S. Treasury Bonds:
3.75%, 11/15/43			1,585,000		1,905,592
6.25%, 5/15/30			150,000		224,156
U.S. Treasury Floating Rate Notes;
0.11%, 7/31/16			12,335,000	[a]	12,335,728
U.S. Treasury Notes:
0.25%, 12/31/15			4,905,000		4,904,617
1.50%, 12/31/18			8,475,000		8,486,916
					27,857,009
Utilities—3.8%
AES,
Sr. Unscd. Notes	8.00	6/1/20	80,000		91,800

The Fund 17

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
Consolidated Edison Company of
New York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	400,000		432,588
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	35,000	[b]	35,656
Dynegy Finance I/II,
Sr. Scd. Notes	7.38	11/1/22	90,000	[b]	91,688
Enel Finance International,
Gtd. Notes	6.00	10/7/39	160,000	[b]	188,653
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		222,956
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		376,367
NiSource Finance,
Gtd. Notes	4.45	12/1/21	245,000		265,105
NiSource Finance,
Gtd. Notes	5.65	2/1/45	320,000		384,559
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		316,899
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		180,396
					2,586,667
Total Bonds and Notes
(cost $79,878,476)					81,935,386

Short-Term Investments—.2%
U.S. Treasury Bills;
0.01%, 2/19/15
(cost $129,998)			130,000	[f]	129,998

Other Investment—.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $383,669)			383,669	[g]	383,669

18

Investment of Cash Collateral
for Securities Loaned—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $683,250)	683,250 [g]	683,250
Total Investments (cost $81,075,393)	123.6%	83,132,303
Liabilities, Less Cash and Receivables	(23.6%)	(15,892,708)
Net Assets	100.0%	67,239,595

GO—General Obligation
REIT—Real Estate Investment Trust

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2014, these securities were valued at $6,810,659 or 10.1% of net assets.
c Security, or portion thereof, on loan.At December 31, 2014, the value of the fund’s securities on loan was
$2,371,320 and the value of the collateral held by the fund was $2,446,486, consisting of cash collateral of
$683,250 and U.S. Government & Agency securities valued at $1,763,236.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Purchased on a forward commitment basis.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies/		Foreign/Governmental	3.0
Mortgage-Backed	68.9	Short-Term/
Corporate Bonds	38.6	Money Market Investments	1.8
Asset-Backed	5.6	Municipal Bonds	1.4
Commercial Mortgage-Backed	4.3		123.6

† Based on net assets.
See notes to financial statements.

The Fund 19

STATEMENT OF FINANCIAL FUTURES

December 31, 2014

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2014	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	37	(4,691,484)	March 2015	(19,305)

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,371,320)—Note 1(c):
Unaffiliated issuers	80,008,474	82,065,384
Affiliated issuers	1,066,919	1,066,919
Cash		4,040
Cash denominated in foreign currencies	53,159	47,662
Dividends, interest and securities lending income receivable		386,474
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		23,149
Prepaid expenses		704
		83,594,332
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		49,993
Payable for open mortgage dollar roll transactions—Note 4		15,473,650
Liability for securities on loan—Note 1(c)		683,250
Payable for shares of Beneficial Interest redeemed		86,814
Payable for futures variation margin—Note 4		8,094
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		1,734
Accrued expenses		51,202
		16,354,737
Net Assets ($)		67,239,595
Composition of Net Assets ($):
Paid-in capital		66,530,801
Accumulated undistributed investment income—net		209,710
Accumulated net realized gain (loss) on investments		(1,554,439)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($19,305) net unrealized depreciation on financial futures]		2,053,523
Net Assets ($)		67,239,595

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	49,880,392	17,359,203
Shares Outstanding	4,102,690	1,433,619
Net Asset Value Per Share ($)	12.16	12.11

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Income ($):
Income:
Interest	1,816,428
Dividends;
Affiliated issuers	1,265
Income from securities lending—Note 1(c)	4,385
Total Income	1,822,078
Expenses:
Management fee—Note 3(a)	468,184
Professional fees	61,117
Distribution fees—Note 3(b)	46,270
Prospectus and shareholders’ reports	24,644
Custodian fees—Note 3(b)	14,063
Trustees’ fees and expenses—Note 3(c)	3,974
Loan commitment fees—Note 2	634
Shareholder servicing costs—Note 3(b)	403
Miscellaneous	36,560
Total Expenses	655,849
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	655,847
Investment Income—Net	1,166,231
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,300,310
Net realized gain (loss) on financial futures	(157,889)
Net realized gain (loss) on forward foreign currency exchange contracts	16,410
Net Realized Gain (Loss)	1,158,831
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	1,133,021
Net unrealized appreciation (depreciation) on financial futures	(112,680)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	24,962
Net Unrealized Appreciation (Depreciation)	1,045,303
Net Realized and Unrealized Gain (Loss) on Investments	2,204,134
Net Increase in Net Assets Resulting from Operations	3,370,365
See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
Operations ($):
Investment income—net	1,166,231	1,380,094
Net realized gain (loss) on investments	1,158,831	574,464
Net unrealized appreciation
(depreciation) on investments	1,045,303	(3,314,372)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,370,365	(1,359,814)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,134,201)	(1,700,400)
Service Shares	(348,565)	(556,695)
Total Dividends	(1,482,766)	(2,257,095)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,812,762	5,199,935
Service Shares	1,451,337	1,202,045
Dividends reinvested:
Initial Shares	1,134,201	1,700,400
Service Shares	348,565	556,695
Cost of shares redeemed:
Initial Shares	(10,808,535)	(15,149,675)
Service Shares	(4,484,712)	(5,623,734)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,546,382)	(12,114,334)
Total Increase (Decrease) in Net Assets	(7,658,783)	(15,731,243)
Net Assets ($):
Beginning of Period	74,898,378	90,629,621
End of Period	67,239,595	74,898,378
Undistributed investment income—net	209,710	521,236

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2014	2013
Capital Share Transactions:
Initial Shares
Shares sold	233,647	432,084
Shares issued for dividends reinvested	94,271	141,107
Shares redeemed	(896,303)	(1,255,754)
Net Increase (Decrease) in Shares Outstanding	(568,385)	(682,563)
Service Shares
Shares sold	120,720	99,571
Shares issued for dividends reinvested	29,099	46,348
Shares redeemed	(373,952)	(465,792)
Net Increase (Decrease) in Shares Outstanding	(224,133)	(319,873)
See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	11.85	12.37	11.92	11.55	11.08
Investment Operations:
Investment income—net[a]	.20	.21	.22	.29	.41
Net realized and unrealized
gain (loss) on investments	.36	(.39)	.59	.51	.51
Total from Investment Operations	.56	(.18)	.81	.80	.92
Distributions:
Dividends from investment income—net	(.25)	(.34)	(.36)	(.43)	(.45)
Net asset value, end of period	12.16	11.85	12.37	11.92	11.55
Total Return (%)	4.79	(1.54)	7.00	7.04	8.38
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.85	.92	.84	.79	.77
Ratio of net expenses
to average net assets	.85	.92	.84	.79	.77
Ratio of net investment income
to average net assets	1.68	1.76	1.80	2.54	3.55
Portfolio Turnover Rate[b]	387.86	397.26	518.55	379.94	288.08
Net Assets, end of period ($ x 1,000)	49,880	55,337	66,251	69,072	105,205

a Based on average shares outstanding.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2014,
2013, 2012, 2011 and 2010 were 182.67%, 176.37%, 269.42%, 162.19% and 129.47%, respectively.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	11.80	12.33	11.88	11.51	11.04
Investment Operations:
Investment income—net[a]	.17	.18	.19	.26	.38
Net realized and unrealized
gain (loss) on investments	.36	(.40)	.59	.51	.50
Total from Investment Operations	.53	(.22)	.78	.77	.88
Distributions:
Dividends from investment income—net	(.22)	(.31)	(.33)	(.40)	(.41)
Net asset value, end of period	12.11	11.80	12.33	11.88	11.51
Total Return (%)	4.56	(1.80)	6.70	6.78	8.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	1.17	1.09	1.04	1.02
Ratio of net expenses
to average net assets	1.10	1.17	1.09	1.04	1.02
Ratio of net investment income
to average net assets	1.43	1.51	1.55	2.22	3.29
Portfolio Turnover Rate[b]	387.86	397.26	518.55	379.94	288.08
Net Assets, end of period ($ x 1,000)	17,359	19,561	24,378	26,776	27,780

a Based on average shares outstanding.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2014,
2013, 2012, 2011 and 2010 were 182.67%, 176.37%, 269.42%, 162.19% and 129.47%, respectively.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Quality Bond Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

28

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	3,774,007	—	3,774,007
Commercial
Mortgage-Backed	—	2,912,966	—	2,912,966
Corporate Bonds†	—	25,992,923	—	25,992,923

30

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in Securities
(continued):
Foreign Government	—	1,988,553	—	1,988,553
Municipal Bonds†	—	932,441	—	932,441
Mutual Funds	1,066,919	—	—	1,066,919
U.S. Government
Agencies/
Mortgage-Backed	—	18,477,487	—	18,477,487
U.S. Treasury	—	27,987,007	—	27,987,007
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	23,149	—	23,149
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(19,305)	—	—	(19,305)
Forward Foreign
Currency Exchange
Contracts††	—	(1,734)	—	(1,734)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended December 31, 2014, The Bank of New York Mellon earned $1,157 from lending portfolio securities, pursuant to the securities lending agreement.

32

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	12/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	590,938	48,478,502	48,685,771	383,669.6
Dreyfus
Institutional
Cash Advantage
Fund	309,420	20,193,164	19,819,334	683,250	1.0
Total	900,358	68,671,666	68,505,105	1,066,919	1.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On December 31, 2014, the Board declared a cash dividend of $.022 and $.019 per share for Initial shares and Service shares, respectively, from undistributed investment income-net payable on January 2, 2015 (ex-dividend date) to shareholders of record as of the close of business on December 31, 2014.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $209,710, accumulated capital and other losses $1,434,066 and unrealized appreciation $1,933,150.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2014 and December 31, 2013 were as follows: ordinary income $1,482,766 and $2,257,095, respectively.

34

During the period ended December 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, paydown gains and losses, consent fees and foreign currency transactions, the fund increased accumulated undistributed investment income-net by $5,009 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2014, Service shares were charged $46,270 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2014, the fund was charged $366 for transfer agency services and $35 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2014, the fund was charged $14,063 pursuant to the custody agreement.

During the period ended December 31, 2014, the fund was charged $7,771 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $37,688, Distribution Plan fees $3,722, custodian fees $6,670, Chief Compliance Officer fees $1,851 and transfer agency fees $62.

36

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended December 31, 2014, amounted to $339,796,510 and $351,976,427, respectively, of which $179,765,375 in purchases and $180,243,007 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in the value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at December 31, 2014 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

38

realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in the value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. The following summarizes open forward contracts at December 31, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Australian Dollar,
Expiring
1/30/2015[a]	615,000	509,605	500,953	8,652
Euro,
Expiring
1/30/2015[a]	415,000	514,500	502,336	12,164
Singapore Dollar,
Expiring
1/30/2015[b]	450,000	341,764	339,431	2,333
South Korean Won,
Expiring
1/30/2015[c]	380,545,000	343,917	345,651	(1,734)
Gross Unrealized
Appreciation				23,149
Gross Unrealized
Depreciation				(1,734)

Counterparties:

a	Goldman Sachs International
b	Citigroup
c	JP Morgan Chase Bank

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

Fair value of derivative instruments as of December 31, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	23,149	Foreign exchange risk[1]	(1,734)
		Interest rate risk[2]	(19,305)
Gross fair value of
derivatives contracts	23,149		(21,039)

Statement of Assets and Liabilities location:

1	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
2	Includes cumulative depreciation on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[3]	Contracts[4]	Total
Interest rate	(157,889)	—	(157,889)
Foreign exchange	—	16,410	16,410
Total	(157,889)	16,410	(141,479)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[5]	Contracts[6]	Total
Interest rate	(112,680)	—	(112,680)
Foreign exchange	—	24,962	24,962
Total	(112,680)	24,962	(87,718)

Statement of Operations location:

3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net unrealized appreciation (depreciation) on financial futures.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities.These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect

40

to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At December 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	—	(19,305)
Forward contracts	23,149	(1,734)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	23,149	(21,039)
Derivatives not subject
to Master Agreements	—	19,305
Total gross amount of assets and
liabilities subject to Master Agreements	23,149	(1,734)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2014:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	2,333	—	—	2,333
Goldman Sachs
International	20,816	—	—	20,816
Total	23,149	—	—	23,149

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
JP Morgan Chase Bank	(1,734)	—	—	(1,734)
Total	(1,734)	—	—	(1,734)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2014:

Average Market Value ($)
Interest rate financial futures	4,592,413
Forward contracts	791,584

At December 31, 2014, the cost of investments for federal income tax purposes was $81,195,989; accordingly, accumulated net unrealized appreciation on investments was $1,936,314, consisting of $2,328,780 gross unrealized appreciation and $392,466 gross unrealized depreciation.

42

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund, Quality Bond Portfolio

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Variable Investment Fund, Quality Bond Portfolio (one of the series comprising DreyfusVariable Investment Fund) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Quality Bond Portfolio at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 11, 2015

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 52
———————
David P. Feldman (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 38
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

44

Lynn Martin (75)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T, Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group, Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 38

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114

———————
Dr. Martin Peretz (75)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 38

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

The Fund 45

OFFICERS OF THE FUND (Unaudited)

46

The Fund 47

NOTES

For More Information

Telephone 1-800-554-4611 or 516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $249,463 in 2013 and $254,454 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $      63,563 in 2013 and $67,253 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2013 and $-0- in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $35,355 in 2013 and $38,121 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2013 and $-0- in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $32 in 2013 and $4,204 in 2014. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $-0- in 2013 and $-0- in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $50,384,343 in 2013 and $23,307,177 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 10, 2015

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    February 10, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)